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                       UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                          FORM N-CSR
          CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number:  811-05127

                    Advance Capital I, Inc.
        (Exact name of registrant as specified in charter)

                   One Towne Square, Suite 444
            Southfield, Michigan                  48076
     (Address of principal executive offices)    (Zip code)

                     Robert J. Cappelli, President
                         Advance Capital I, Inc.
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
                    (Name and Address of agent for service)

Registrant's telephone number, including area code:
(248) 350-8543

Date of fiscal year end:  December 31, 2008

Date of reporting period:  June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.
A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

                          (Advance Capital I Logo)

                              ADVANCE CAPITAL I


                          AN INVESTMENT COMPANY
                              WITH FOUR FUNDS



Semi-Annual Report
June 30, 2008

Table of Contents
 1 A Letter to Our Shareholders
 4 Financial Highlights
10 Equity Growth Fund
15 Balanced Fund
24 Retirement Income Fund
30 Core Equity Fund
32 Statements of Assets and Liabilities
33 Statements of Operations
34 Statements of Changes in Net Assets
36 Notes to Financial Statements
42 Additional Information


Advance Capital's Pledge:
We understand that investing in any mutual fund is a leap of faith. We recognize that trust, integrity and honesty are just a few of the attributes you should expect from any financial organization. Our commitment to you is to hold true to these standards by putting your interests first at all times. We will work hard each and every day to provide you with quality service as well as our best long-term investment advice. We pledge to maintain the highest standards of TRUST, INTEGRITY & HONESTY in all of our dealings with you.

Sincerely,
Advance Capital I, Inc. Board of Directors
Advance Capital I, Inc. Management and Staff

DEAR SHAREHOLDERS,

SIX MONTH REVIEW

Through the first six months of the year, the economy and capital markets remained weak and pressured by a deep and severe credit crisis.
Economic growth is running well below the historical average and growth in the fourth quarter of 2007 was revised to negative, which often signals the start to a recession. The national unemployment rate has quickly risen to 5.7 percent from
5.0 percent at the end of 2007 and 4.7 percent last summer. Companies remain reluctant to hire amidst the economic uncertainty and competitive pressures from foreign markets. At the same time, oil prices have exploded from about $95 a barrel last December to a high of about $146 in July.
Higher demand from developing markets like India and China combined with a speculative appetite by many investors have driven up the price of oil and other commodities such as copper, wheat and corn.
Also, the value of the U.S. dollar relative to other currencies fell to record low levels. The troubles in the financial sector along with sub par economic growth and low interest rates, account for the rout in the dollar. The combination of rising commodity prices and a falling U.S. dollar has severely impacted inflation. The latest read on headline inflation as measured by the Consumer Price Index
(CPI), shows consumer prices rising at a 5.0 percent annual rate. This is the highest reading since
1991 and illustrates the negative impact that rising commodity prices have had on domestic inflation.
The Producer Price Index (PPI), which tracks prices paid by businesses for input components, has also been trending much higher. Through June, the PPI posted a 9.2 percent annual increase. This represents the highest level since 1981. The components of the index include energy, metal products, food, paper and other items. In this environment of stagnant growth and rising inflation, consumers are getting squeezed. The combination of falling asset prices in residential real estate and domestic equities along with stagnant real wage growth over the past few years has put tremendous downward pressure on consumers' ability to spend on items other than necessities.

Several steps have been taken to provide stimulus to the economy and capital markets in this turbulent and uncertain period. First, the Federal Reserve
(Fed) has aggressively lowered short-term interest rates in response to the credit turmoil. Since August
2007, the Fed has lowered interest rates seven times to 2.0 percent from 5.25 percent. The Fed has also injected much needed liquidity into the financial system to help banks and brokerage firms through the turbulent period. The federal government has also stepped in to help stem the economic slide by issuing rebate checks to taxpayers as part of a large stimulus package. Since the plans are new, their impact on growth is still negligible. Recently enacted legislation to help homeowners could be a positive for the economy and potentially negative for taxpayers. The essence of the bill is to help homeowners refinance into a government guaranteed
30-year fixed mortgage from their current sub prime or adjustable rate mortgage. The bill is also expected to help strengthen the capital adequacy of Fannie Mae and Freddie Mac and allow the Federal
Reserve to infuse capital into these companies.
While positive, the bill will take time to work through the system.

CAPITAL MARKET PERFORMANCE
In this negative and volatile environment, the capital markets have been hit hard. For the first six months of 2008, the S&P 500 Index declined
11.9 percent while the Nasdaq Composite slid 13.2 percent. In the S&P 500 Index, commodity based industries posted the highest returns for the six months with Coal, Oil & Gas, Gas Utilities and Steel registering some of the best returns. On the other end of the spectrum, Thrift & Mortgages, Managed
Health, Consumer Electronics and Regional Banks posted very weak returns during the period as the credit crisis ravaged the stocks in these industries. In general, equity investors ran for cover and reduced their risk amidst ubiquitous economic and credit problems. In this environment, growth stocks outpaced value stocks and the large, well capitalized companies generally performed better than smaller ones.

Fixed income investors have wrestled with several economic and market problems that have severely impacted bond prices during the past six months.
First, the meltdown in residential real estate and sub prime mortgages, have had a profound impact on related industries like insurance and banking. The largest mono-line insurers, Ambac and MBIA, have been crippled by insuring low quality asset-backed and mortgage-backed deals which have since gone bad. Banks have been hit hard from rising bad loans, huge write downs on their investment portfolio and falling equity prices. With the recent failure of IndyMac bank in California, many investors fear more banks might fail in the near future. In addition to credit problems in banking and finance, investors have battled weak economic growth and rising inflation.
The economy grew at an anemic pace, registering only about a 1.4 percent annualized growth rate so far this year and 1.85 percent during the past twelve months. Headline inflation has soared and is running at the fastest pace in almost twenty years.
During this turbulent period, yields on U.S. Treasury securities have trended lower as investors have shed risk and favored the safety of these securities. On the other hand, investment grade and high yield bond prices have suffered as a result of weak growth, declining corporate profits and more risk aversion in the bond market.

For the six month period ended June 30th, the Advance Capital I Equity Growth Fund declined
5.69 percent as compared to the Lipper Mid Cap
Growth Index which declined 8.43 percent. The
Core Equity Fund declined 4.40 percent, compared to the S&P 500 Index which fell 10.64 percent.
The Balanced Fund, with its 70-30 mix of stocks and bonds declined 6.48 percent, compared to the Lipper Balanced Index which declined 6.30 percent.
The Retirement Income Fund decreased 2.07 percent, compared to the Lipper BBB Index which declined 0.89 percent and the Lehman U.S. Corporate
Index which declined 0.84 percent.

REMAINDER OF THE YEAR
Looking ahead to the remainder of 2008, it appears that many of the negative pressures currently plaguing the capital markets and economy are likely to drag into 2009. Through the first six months, the economy grew at an anemic 1-2 percent rate while the growth rate during the fourth quarter of 2007 was revised to negative. This negative reading marks the first fall in GDP since 2001and likely the start of a recession. The underlying problems in housing, specifically delinquency and foreclosure rates, are accelerating and are expected to remain at historically high levels. The housing problems have helped to push the nation's unemployment rate to 5.7 percent, compared to 4.5 percent a year ago. In addition, problem mortgages have ravaged banks and brokerage firms. Already, domestic firms have written off about $165 billion in bad loans with the potential of much more in the near future. As losses continue to mount, these firms have raised capital, while hoarding cash and increasing lending standards to consumers. At the same time, inflation is expected to remain elevated as commodity prices trend higher from strong world-wide demand. Although certain business segments have held up reasonably well, others have been hit quite hard. Corporate earnings for financials and consumer discretionary products are very weak and are expected to remain under pressure for the near future. The silver lining in this otherwise depressed environment comes in the form of low interest rates and stimulus efforts by the Federal Reserve and Federal Government.
Once the problems in the mortgage and credit markets are cleaned up, the economy will begin to recover. In this negative environment, stocks are expected to languish through the rest of 2008 with continued volatility and further weakness possible.
Fixed income securities will remain under pressure, particularly those related to insurance, bank and brokerage sectors. Higher quality investment grade and U.S. Treasury securities should weather the storm better than riskier, lower rated bonds.

In this uncertain and volatile climate, we remind investors to stay disciplined and focused on the longterm.
We thank you for your continued confidence and look forward to providing you with service and results designed to meet or exceed your long term investment objectives. If you have questions or if we can be of service, please call. Our toll-free number is
(800) 345-4783.


/s/ Robert J. Cappelli
Robert J. Cappelli
President
Advance Capital I, Inc.


/s/ Christopher M. Kostiz
Christopher M. Kostiz
President
Advance Capital Management, Inc.



ADVANCE CAPITAL I - EQUITY GROWTH FUND (Retail Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended                 Years Ended December 31
                                                 June 30, -----------------------------------------------------------------------
                                                 2008         2007          2006          2005          2004          2003

Net asset value, beginning of year                 $24.44       $24.87        $25.42        $24.61        $24.41        $17.87

Loss from investment operations*
     Net investment loss                            (0.01)       (0.03)        (0.03)        (0.10)        (0.14)        (0.13)

     Net realized and unrealized gain (loss)
       on investments                               (1.38)        3.38          2.43          2.56          3.67          6.67
                                                 -------------------------------------------------------------------------------

Total from investment operations                    (1.39)        3.35          2.40          2.46          3.53          6.54

Less distributions

     Net realized gain on investments                0.00        (3.78)        (2.76)        (1.65)        (3.33)         0.00

     Return of capital                               0.00         0.00         (0.19)         0.00          0.00          0.00
                                                 -------------------------------------------------------------------------------

Total distributions                                  0.00        (3.78)        (2.95)        (1.65)        (3.33)         0.00
                                                 -------------------------------------------------------------------------------

Net asset value, end of period                     $23.05       $24.44        $24.87        $25.42        $24.61        $24.41
                                                 ===============================================================================

Total Return                                        (5.69%)***   13.38%         9.39%         9.94%        14.45%        36.60%


Ratios and Supplemental Data
     Net assets, end of period (in thousands)     $200,080     $223,307      $210,179      $196,254      $174,704      $145,482

     Ratio of expenses to average net assets         1.02%**      1.01%         1.01%         1.00%         1.00%         1.01%

     Ratio of net investment loss
        to average net assets                       (0.12%)**    (0.10%)       (0.10%)       (0.39%)       (0.54%)       (0.63%)

     Portfolio turnover rate                        13.86%***    32.93%        37.81%        29.60%        43.60%        11.35%



  * Per share amounts presented are based on average shares outstanding. ** Annualized
*** Not Annualized

                               See Notes to Financial Statements



ADVANCE CAPITAL I - BALANCED FUND (Retail Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended                 Years Ended December 31
                                                 June 30, -----------------------------------------------------------------------
                                                 2008         2007          2006          2005          2004        2003

Net asset value, beginning of year                 $17.78       $18.38        $17.92        $17.96        $18.45    $15.77

Income from investment operations*

     Net investment income                           0.18         0.38          0.39          0.37          0.44      0.42

     Net realized and unrealized gain (loss)
        on investments                              (1.33)        0.84          1.37          0.47          1.20      2.68
                                                 -------------------------------------------------------------------------------
Total from investment operations                    (1.15)        1.22          1.76          0.84          1.64      3.10

Less distributions

     Net investment income                          (0.18)       (0.38)        (0.29)        (0.37)        (0.44)    (0.42)

     Net realized gain on investments                0.00        (1.44)        (0.90)        (0.51)        (1.69)     0.00

     Return of capital                               0.00         0.00         (0.11)         0.00          0.00      0.00
                                                 -------------------------------------------------------------------------------

Total distributions                                 (0.18)       (1.82)        (1.30)        (0.88)        (2.13)    (0.42)
                                                 -------------------------------------------------------------------------------

Net asset value, end of period                     $16.45       $17.78        $18.38        $17.92        $17.96    $18.45
                                                 ===============================================================================

Total Return                                        (6.48%)***    6.67%         9.91%         4.79%         9.05%    19.96%

Ratios and Supplemental Data

     Net assets, end of period (in thousands)      $361,159    $402,643      $397,635      $377,837      $345,349 $297,707

     Ratio of expenses to average net assets          1.02%**     0.97%         0.93%         0.93%         0.94%     0.97%

     Ratio of net investment income
        to average net assets                         2.14%**     1.97%         2.14%         2.08%         2.35%     2.47%

     Portfolio turnover rate                         20.92%***   36.10%        35.11%        30.22%        39.49%    14.38%



  * Per share amounts presented are based on average shares outstanding. ** Annualized
*** Not Annualized

                                  See Notes to Financial Statements



ADVANCE CAPITAL I - RETIREMENT INCOME FUND (Retail Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended                 Years Ended December 31
                                                 June 30, -----------------------------------------------------------------------
                                                 2008         2007          2006          2005          2004          2003

Net asset value, beginning of year                 $9.46        $9.68         $9.85         $10.16        $10.06        $9.73

Income from investment operations*

     Net investment income                          0.27         0.54          0.54           0.53          0.56         0.59

     Net realized and unrealized gain (loss)
        on investments                             (0.46)       (0.22)        (0.16)         (0.30)         0.10         0.34
                                                 --------------------------------------------------------------------------------
Total from investment operations                   (0.19)        0.32          0.38           0.23          0.66         0.93

Less distributions

     Net investment income                         (0.27)       (0.54)        (0.54)         (0.54)        (0.56)       (0.60)

     Return of capital                              0.00         0.00         (0.01)          0.00          0.00         0.00
                                                 --------------------------------------------------------------------------------
Total distributions                                (0.27)       (0.54)        (0.55)         (0.54)        (0.56)       (0.60)
                                                 --------------------------------------------------------------------------------
Net asset value, end of period                     $9.00        $9.46         $9.68          $9.85        $10.16       $10.06
                                                 ===============================================================================

Total Return                                       (2.07%)***    3.43%         3.97%          2.28%         6.78%        9.75%


Ratios and Supplemental Data

     Net assets, end of period (in thousands)   $396,462     $407,339      $402,076       $408,458      $401,610     $201,915

     Ratio of expenses to average net assets        0.81%**      0.78%         0.76%          0.74%        0.760%        0.80%

     Ratio of net investment income
        to average net assets                       5.79%**      5.62%         5.57%          5.34%         5.58%        5.99%

     Portfolio turnover rate                       31.24%***    50.93%        61.72%         55.83%        36.99%       38.02%




  * Per share amounts presented are based on average shares outstanding. ** Annualized
*** Not Annualized

                                          See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND (Retail Shares)
FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
---------------------------------------------------------------
                                                (Unaudited)
                                                 Six months
                                                 ended
                                                 June 30,
                                                 2008


Net asset value, beginning of year                  $10.00

Income from investment operations*

     Net investment income                            0.02

     Net realized and unrealized loss
        on investments                               (0.46)
                                                -------------
Total from investment operations                     (0.44)

Less distributions

     Net investment income                            0.00

     Return of capital                                0.00
                                                -------------
Total distributions                                   0.00
                                                -------------
Net asset value, end of period                       $9.56
                                                =============
Total Return                                         (4.40%)***


Ratios and Supplemental Data

     Net assets, end of period (in thousands)       $12,511

     Ratio of expenses to average net assets          1.26%**

     Ratio of net investment income
        to average net assets                         0.46%**

     Portfolio turnover rate                         37.90%***



  * Per share amounts presented are based on average shares outstanding. ** Annualized
*** Not Annualized

                           See Notes to Financial Statements

ADVANCE CAPITAL I (Institutional Shares)
FINANCIAL HIGHLIGHTS


                                                                EQUITY                                 BALANCED
                                                              GROWTH FUND                                FUND
                                                --------------------------------------------------------------------------------
SELECTED PER-SHARE DATA AND RATIOS               Six months ended      Period ended       Six months ended      Period ended
(For a Share Outstanding Throughout Each Period) June 30, 2008(2)  December 31, 2007(1)   June 30, 2008(2)  December 31, 2007(1)

  Net asset value, beginning of period                 $24.47             $27.28                 $17.78              $19.43

  Income from investment operations(3)

     Net investment Income                               0.02               0.02                   0.20                0.29

  Net realized and unrealized gain (loss)
     on investments                                     (1.38)              0.95                  (1.33)              (0.21)
                                                --------------------------------------------------------------------------------
  Total from investment operations                      (1.36)              0.97                  (1.13)               0.08


  Less distributions

     Net investment Income                               0.00               0.00                 (0.20)              (0.29)

     Net realized gain on investments                    0.00              (3.78)                 0.00               (1.44)
                                                --------------------------------------------------------------------------------
  Total distributions                                    0.00              (3.78)                (0.20)              (1.73)
                                                --------------------------------------------------------------------------------
  Net asset value, end of period                       $23.11             $24.47                $16.45              $17.78
                                                ================================================================================

  Total Return(5)                                       (5.56%)             3.47%                (6.36%)              0.41%


  Ratios and Supplemental Data

     Net assets, end of period (in thousands)             $154               $119                  $173                $176

     Ratio of expenses to average net assets(4)          0.77%              0.76%                 0.77%               0.74%

     Ratio of net investment income
        to average net assets(4)                         0.14%              0.12%                 2.40%               2.22%

     Portfolio turnover rate(5)                         13.86%             32.93%                20.92%              36.10%




(1) Institutional shares commenced operations on May 4, 2007.
(2) Unaudited
(3) Per share amounts presented are based on average shares outstanding.
(4) Annualized
(5) Not Annualized

                                  See Notes to Financial Statements

ADVANCE CAPITAL I (Institutional Shares)
FINANCIAL HIGHLIGHTS


                                                              RETIREMENT                       CORE
                                                              INCOME FUND                   EQUITY FUND
                                                ------------------------------------------------------------
SELECTED PER-SHARE DATA AND RATIOS               Six months ended      Period ended       Six months ended
(For a Share Outstanding Throughout Each Period) June 30, 2008(2)  December 31, 2007(1)   June 30, 2008(2)

  Net asset value, beginning of period                $9.46                $9.71                $10.00

  Income from investment operations(3)

     Net investment Income                             0.28                 0.36                  0.03

     Net realized and unrealized loss
       on investments                                 (0.47)               (0.24)                (0.45)
                                                ------------------------------------------------------------
  Total from investment operations                    (0.19)                0.12                 (0.42)


  Less distributions

     Net investment Income                            (0.28)               (0.37)                 0.00
                                                ------------------------------------------------------------
  Total distributions                                 (0.28)               (0.37)                 0.00
                                                ------------------------------------------------------------
  Net asset value, end of period                      $8.99                $9.46                 $9.58
                                                ============================================================

  Total Return(5)                                     (2.06%)               1.30%                (4.20%)


  Ratios and Supplemental Data

     Net assets, end of period (in thousands)         $4,552               $3,510                  $239

     Ratio of expenses to average net assets(4)        0.57%                0.56%                 1.04%

     Ratio of net investment income
        to average net assets(4)                       6.03%                5.83%                 0.64%

     Portfolio turnover rate(5)                       31.24%               50.93%                37.90%


(1) Institutional shares commenced operations on May 4, 2007.
(2) Unaudited
(3) Per share amounts presented are based on average shares outstanding.
(4) Annualized
(5) Not Annualized

                                 See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2008

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2008]

Consumer Non-Cyclical       23.6%
Energy                      16.3%
Industrial                  14.4%
Technology                  13.7%
Consumer Cyclical           11.3%
Communications              10.8%
Financial                    5.7%
Basic Materials              3.2%
Utilities                    0.7%
Cash & Other Assets          0.3%



             Top Ten Holdings*
             -----------------

Weatherford International          1.11%
Arch Coal, Inc.                    0.99%
Core Laboratories                  0.98%
Consol Energy, Inc.                0.96%
FMC Technologies, Inc.             0.95%
Foundation Coal Holdings           0.94%
Cameron International Corp.        0.93%
Murphy Oil Corp.                   0.93%
Williams Companies, Inc.           0.93%
Smith International, Inc.          0.92%

* Percentages based on Total Net Assets

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

[Left side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
BASIC MATERIALS - 3.2%

 Agnico-Eagle Mines Ltd                           9,100        $ 676,767
 Albemarle Corp.^                                10,700          427,037
 Carpenter Technology Corp.^                     23,400        1,021,410
 Cleveland-Cliffs, Inc.^                         12,500        1,489,875
 Ecolab, Inc.^                                   20,800          894,192
 Intrepid Potash, Inc.*                          24,600        1,618,188
 Sigma-Aldrich Corp.^                             6,900          371,634

COMMUNICATIONS - 10.8%
 American Tower Corp.*^                          31,800        1,343,550
 Baidu.com - ADR*                                 1,400          438,144
 Cablevision Systems Corp.*                      16,500          372,900
 Central European Media*^                         4,300          389,279
 Clear Channel Outdoor*                          42,000          748,860
 Crown Castle International*                     34,400        1,332,312
 CTC Media, Inc.*                                22,200          547,452
 Ctrip.com International Ltd - ADR                9,000          412,020
 Digital River, Inc.*^                           11,600          447,528
 Discovery Holding Co.*^                         29,800          654,408
 Expedia, Inc.*                                  40,800          749,904
 Factset Research Systems^                       14,200          800,312
 F5 Networks, Inc.*                              16,200          460,404
 Focus Media Holding Ltd - ADR*^                 22,900          634,788
 Foundry Networks, Inc.*                         25,300          299,046
 JDS Uniphase Corp.*^                            33,000          374,880
 Juniper Networks, Inc.*                         48,400        1,073,512
 Lamar Advertising Co.*^                         14,500          522,435
 Leap Wireless International*^                   13,800          595,746
 McAfee, Inc.*                                   21,300          724,839
 McGraw-Hill Cos., Inc.                          31,400        1,259,768
 MetroPCS Communications*                        24,400          432,124
 NeuStar, Inc.*^                                 14,000          301,840
 NII Holdings, Inc.*                             14,700          698,103
 Omnicom Group, Inc.^                            29,400        1,319,472
 priceline.com, Inc.*^                            4,500          519,570
 SBA Communications Corp.*^                      35,600        1,281,956
 Shaw Communications, Inc.                       20,800          423,488
 Sina Corp.*^                                    12,000          510,600
 Symantec Corp.*^                                18,900          365,715
 VeriSign, Inc.*^                                23,000          869,400
 WPP Group PLC - ADR                             14,885          711,801

CONSUMER, CYCLICAL - 11.3%
 Advance Auto Parts, Inc.                        10,900          423,247
 AnnTaylor Stores Corp.*^                        11,800          282,728
 Bed Bath & Beyond, Inc.*^                       28,900          812,090
 Boyd Gaming Corp.*^                              9,500          119,320

[Right side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
CONSUMER, CYCLICAL - 11.3% (continued)
 Centex Corp.^                                    6,500         $ 86,905
 Chipotle Mexican Grill, Inc.*                    4,100          308,976
 Choice Hotels International                     20,200          535,300
 Coach, Inc.*                                    27,100          782,648
 Dick's Sporting Goods, Inc.*^                   16,000          283,840
 DreamWorks Animation*                            9,800          292,138
 Family Dollar Stores, Inc.^                     20,700          412,758
 Fastenal Co.^                                   14,800          638,768
 Harley-Davidson, Inc.                           18,200          659,932
 HNI Corp.^                                       6,000          105,960
 International Game Tech.                        33,900          846,822
 KB Home^                                         7,000          118,510
 Las Vegas Sands Corp.                           12,000          569,280
 Lennar Corp.^                                   13,300          164,122
 Marriott International, Inc.                    30,400          797,696
 Mattel, Inc.                                    19,900          340,688
 Melco Crown Entertainment - ADR*^               39,800          370,936
 Men's Wearhouse, Inc.^                           8,337          135,810
 O'Reilly Automotive, Inc.*^                     12,600          281,610
 PACCAR, Inc.^                                   14,500          606,535
 Panera Bread Co.*^                               7,700          356,202
 PetSmart, Inc.                                  19,500          389,025
 Pulte Homes, Inc.^                               8,400           80,892
 Ross Stores, Inc.                               24,000          852,480
 Royal Caribbean Cruises Ltd^                    10,300          231,441
 Skywest, Inc.                                   18,800          237,820
 Southwest Airlines Co.^                         40,500          528,120
 Staples, Inc.^                                  25,800          612,750
 Starbucks Corp.*                                22,200          349,428
 Starwood Hotels & Resorts                       13,300          532,931
 Thor Industries, Inc.^                           9,500          201,970
 Tiffany & Co.^                                  22,100          900,575
 Tim Hortons, Inc.^                              17,600          504,944
 TJX Cos., Inc.^                                 36,700        1,154,949
 Toll Brothers, Inc.*^                           13,700          256,601
 Tractor Supply Co.*^                             7,400          214,896
 Urban Outfitters, Inc.*^                        17,300          539,587
 WABCO Holdings, Inc.                            17,600          817,696
 Williams-Sonoma, Inc.^                          19,700          390,848
 Winnebago Industries^                           12,600          128,394
 WMS Industries, Inc.*^                          10,900          324,493
 WW Grainger, Inc.                                8,900          728,020
 Wynn Resorts Ltd*^                               7,900          642,665
 Yum! Brands, Inc.^                              45,600        1,600,104

              See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

[Left side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
CONSUMER, NON-CYCLICAL - 23.6%
 Alexion Pharmaceuticals, Inc.*^                  8,200        $ 594,500
 Allergan, Inc.^                                 22,508        1,171,541
 American Medical Systems*^                      20,700          309,465
 Amylin Pharmaceuticals, Inc.*^                   9,700          246,283
 Apollo Group, Inc.*^                            20,929          926,318
 Arthrocare Corp.*^                               9,500          387,695
 Avery Dennison Corp.                             2,700          118,611
 Avon Products, Inc.                             36,300        1,307,526
 Becton Dickinson & Co.                           5,400          439,020
 Biogen Idec, Inc.*                               8,000          447,120
 BioMarin Pharmaceutical, Inc.*^                  9,700          281,106
 Brown-Forman Corp.                              14,200        1,073,094
 Celgene Corp.*                                   6,700          427,929
 Cephalon, Inc.*^                                14,700          980,343
 Charles River Laboratories*                     16,400        1,048,288
 Cigna Corp.                                     26,800          948,452
 Clorox Co.                                      12,000          626,400
 Corporate Executive Board                       10,100          424,705
 Covance, Inc.*                                   4,600          395,692
 Coventry Health Care, Inc.*                     17,150          521,703
 CR Bard, Inc.                                   11,000          967,450
 DaVita, Inc.*                                    7,300          387,849
 Dentsply International, Inc.^                   12,700          467,360
 DeVry, Inc.^                                    11,200          600,544
 Edwards Lifesciences Corp.*                      8,000          496,320
 Elan Corp PLC - ADR*^                           19,700          700,335
 Equifax, Inc.                                   14,200          477,404
 Express Scripts, Inc.*^                         19,600        1,229,312
 Gen-Probe, Inc.*                                11,700          555,867
 Genzyme Corp.*                                  11,500          826,620
 Global Payments, Inc.^                          10,200          475,320
 H&R Block, Inc.                                 14,400          308,160
 Health Net, Inc.*                               19,100          459,546
 Healthways, Inc.*                                9,600          284,160
 Henry Schein, Inc.*^                            12,000          618,840
 Hershey Co.^                                    10,200          334,356
 Hologic, Inc.*^                                 20,800          453,440
 Humana, Inc.*^                                  12,800          509,056
 Idexx Laboratories, Inc.*                       15,400          750,596
 Illumina, Inc.*^                                12,900        1,123,719
 ImClone Systems, Inc.*                           8,800          356,048
 Integra LifeSciences*^                          10,000          444,800
 Intuitive Surgical, Inc.*^                       4,000        1,077,600
 Invitrogen Corp.*^                              14,700          577,122
 Iron Mountain, Inc.*                            21,100          560,205
 ITT Educational Services, Inc.*                  7,900          652,777

[Right side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
CONSUMER, NON-CYCLICAL - 23.6% (continued)
 Laboratory Corp of America*                     12,200        $ 849,486
 Lincare Holdings, Inc.*^                        17,700          502,680
 Manpower, Inc.                                   9,500          553,280
 Martek Biosciences Corp.*^                      11,600          391,036
 Masimo Corp.*^                                  17,800          611,430
 McCormick & Co., Inc.                           29,200        1,041,272
 McKesson Corp.                                   9,900          553,509
 Millipore Corp.*^                                6,700          454,662
 Monster Worldwide, Inc.*^                       25,000          515,250
 Moody's Corp.^                                  20,400          702,576
 Myriad Genetics, Inc.*^                          8,400          382,368
 New Oriental Education - ADR*                    5,900          344,678
 Patterson Cos., Inc.*^                           9,200          270,388
 Paychex, Inc.                                   37,987        1,188,233
 Qiagen*^                                        21,300          428,769
 Quanta Services, Inc.*^                         42,500        1,413,975
 Quest Diagnostics, Inc.^                        13,422          650,564
 Resmed, Inc.*^                                  17,000          607,580
 Ritchie Bros Auctioneers, Inc.^                 46,800        1,269,684
 Robert Half International, Inc.                 24,600          589,662
 St Jude Medical, Inc.*^                         32,600        1,332,688
 Techne Corp.*                                    9,200          711,988
 Theravance, Inc.*^                              14,400          170,928
 Varian Medical Systems, Inc.*                   14,200          736,270
 Vertex Pharmaceuticals, Inc.*^                  13,970          467,576
 VistaPrint Ltd*^                                12,300          329,148
 Warner Chilcott Ltd*                            26,200          444,090
 Western Union Co.                               34,400          850,368
 Zimmer Holdings, Inc.*                           7,800          530,790

ENERGY - 16.3%
 Arch Coal, Inc.                                 26,600        1,995,798
 Bill Barrett Corp.*^                            11,100          659,451
 BJ Services Co.                                 40,200        1,283,988
 Cabot Oil & Gas Corp.                           14,000          948,220
 Cameron International Corp.*^                   33,700        1,865,295
 Compton Petroleum Corp.*                        38,300          487,176
 Concho Resources, Inc.*                         27,400        1,022,020
 Consol Energy, Inc.^                            15,200        1,708,024
 Core Laboratories                               13,800        1,964,430
 Diamond Offshore Drilling^                      10,800        1,502,712
 FMC Technologies, Inc.*                         24,800        1,907,864
 Forest Oil Corp.*                               13,600        1,013,200
 Foundation Coal Holdings                        21,400        1,895,612
 Mariner Energy, Inc.*^                          18,000          665,460
 Murphy Oil Corp.                                19,000        1,862,950

                                 See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

[Left side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
ENERGY - 16.3% (continued)
 Nabors Industries Ltd*^                         18,500        $ 910,755
 Newfield Exploration Co.*                       17,900        1,167,975
 SandRidge Energy, Inc.*                         11,500          742,670
 Smith International, Inc.^                      22,300        1,854,022
 Sunoco, Inc.^                                   12,500          508,625
 Tetra Technologies, Inc.*                       26,600          630,686
 Ultra Petroleum Corp.*                          18,300        1,797,060
 Weatherford International*^                     44,840        2,223,616
 Williams Cos., Inc.                             46,100        1,858,291

FINANCIAL - 5.7%
 Affiliated Managers Group*^                      4,100          369,246
 AON Corp.                                        8,700          399,678
 Arch Capital Group Ltd*                          9,500          630,040
 Assurant, Inc.                                   6,100          402,356
 Axis Capital Holdings Ltd                       12,000          357,720
 BlackRock, Inc.^                                 3,600          637,200
 City National Corp.                              4,500          189,315
 East West Bancorp, Inc.^                        11,300           79,778
 Eaton Vance Corp.                               16,800          667,968
 Federated Investors, Inc.                       11,500          395,830
 HCC Insurance Holdings, Inc.                    14,700          310,758
 Interactive Brokers Group*                      15,400          494,802
 IntercontinentalExchange*                        8,100          923,400
 Janus Capital Group, Inc.^                      18,100          479,107
 Lazard Ltd                                      15,700          536,155
 Legg Mason, Inc.                                 6,400          278,848
 Markel Corp.*                                      800          293,600
 Northern Trust Corp.                            22,700        1,556,539
 Nymex Holdings, Inc.^                           10,600          895,488
 optionsXpress Holdings, Inc.                    11,200          250,208
 Philadelphia Consolidated*                      16,200          550,314
 RenaissanceRe Holdings Ltd                       7,500          335,025
 SVB Financial Group*^                            8,300          399,313

INDUSTRIAL - 14.4%
 Alliant Techsystems, Inc.*^                      5,800          589,744
 Ametek, Inc.                                    18,400          868,848
 CH Robinson Worldwide, Inc.                     21,100        1,157,124
 Chicago Bridge & Iron Co.                        8,700          346,434
 Cogent, Inc.*^                                  35,800          407,046
 Cummins, Inc.                                   22,000        1,441,440
 Cymer, Inc.*                                     6,500          174,720
 Dolby Laboratories, Inc.*                       13,600          548,080
 Donaldson Co., Inc.^                            19,100          852,624
 Empresa Brasileira - ADR^                       14,900          394,850
 Expeditors International^                       26,800        1,152,400



[Right side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------

INDUSTRIAL - 14.4% (continued)
 Flir Systems, Inc.*^                             9,400        $ 381,358
 Fluor Corp.^                                     8,800        1,637,504
 Foster Wheeler Ltd*                             17,100        1,250,865
 General Cable Corp.*^                            5,500          334,675
 Gentex Corp.^                                   15,000          216,600
 Goodrich Corp.                                  10,100          479,346
 Graco, Inc.^                                    10,400          395,928
 Harsco Corp.                                     8,800          478,808
 IDEX Corp.^                                     13,225          487,209
 II-VI, Inc.*^                                   11,200          391,104
 ITT Corp.                                       12,700          804,291
 Jabil Circuit, Inc.                             28,300          464,403
 Joy Global, Inc.                                19,300        1,463,519
 Landstar System, Inc.^                          23,800        1,314,236
 McDermott International, Inc.*                  26,200        1,621,518
 National Instruments Corp.                      15,250          432,643
 Pall Corp.                                      11,400          452,352
 Precision Castparts Corp.                       15,400        1,484,098
 Republic Services, Inc.                         29,250          868,725
 Rockwell Collins, Inc.                          26,500        1,270,940
 Roper Industries, Inc.                          13,200          869,616
 Stericycle, Inc.*^                              14,000          723,800
 Terex Corp.*                                    10,200          523,974
 Trimble Navigation Ltd*                         24,000          856,800
 UTi Worldwide, Inc.                             24,400          486,780
 Waters Corp.*                                   13,600          877,200
 Zebra Technologies Corp.*                       11,000          359,040

TECHNOLOGY - 13.7%
 Activision Blizzard, Inc.*                      23,554          802,485
 Adobe Systems, Inc.*^                           10,100          397,839
 Altera Corp.^                                   47,200          977,040
 American Reprographics Co.*                     23,300          387,945
 Analog Devices, Inc.                            23,900          759,303
 Ansys, Inc.*^                                   11,000          518,320
 Autodesk, Inc.*                                 30,800        1,041,348
 Broadcom Corp.*^                                37,200        1,015,188
 Citrix Systems, Inc.*^                          18,600          547,026
 Cognizant Technology*                           38,712        1,258,527
 Dun & Bradstreet Corp.                           5,600          490,784
 Electronic Arts, Inc.*^                         27,600        1,226,268
 Fairchild Semiconductor*^                       21,700          254,541
 Fidelity National Information                    7,300          269,443
 Fiserv, Inc.*                                    7,400          335,738
 Integrated Device Tech.*                        25,700          255,458
 Intersil Corp.                                  16,300          396,416

                   See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

[Left side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
TECHNOLOGY - 13.7% (continued)
 Intuit, Inc.*                                   34,700        $ 956,679
 Jack Henry & Associates^                        15,800          341,912
 Kla-Tencor Corp.                                 7,700          313,467
 Lam Research Corp.*                              8,400          303,660
 Linear Technology Corp.^                        28,000          911,960
 Logitech International*                         16,500          442,200
 Marvell Technology Group*                       48,200          851,212
 Maxim Integrated Products                       18,900          396,900
 MEMC Electronic Materials*                      16,600        1,021,564
 Microchip Technology, Inc.^                     25,457          777,457
 National Semiconductor Corp.                    35,500          729,170
 NetApp, Inc.*^                                  53,500        1,158,810
 ON Semiconductor Corp.*^                        38,800          355,796
 Perot Systems Corp.*                            31,000          465,310
 QLogic Corp.*^                                  28,400          414,356
 Red Hat, Inc.*^                                 42,400          877,256
 Salesforce.com, Inc.*                           14,800        1,009,804
 Satyam Computer Services - ADR^                 30,900          757,668
 Seagate Technology                              57,500        1,099,975
 SEI Investments Co.                             15,900          373,968
 Silicon Laboratories, Inc.*                     16,200          584,658

[Right side column on page]

                                                 Shares/
Common Stock and Cash Collateral               Principal        Value
-----------------------------------------------------------------------------
TECHNOLOGY - 13.7% (continued)
 Synopsys, Inc.*                                  13,000        $ 310,700
 Teradyne, Inc.*                                  25,900          286,713
 THQ, Inc.*                                       17,150          347,459
 Varian Semiconductor Equip.*                     11,900          414,358
 Xilinx, Inc.^                                    42,300        1,068,075

UTILITIES - 0.7%
 AES Corp.*^                                      23,700          455,277
 Reliant Energy, Inc.*                            47,600        1,012,452
                                                            -----------------
TOTAL COMMON STOCK - 99.7%
 (Cost $174,088,831)                                          199,675,948

INVESTMENT OF CASH COLLATERAL - 37.5%
 CSFB Separately Managed Account            $ 75,016,780       75,016,780
                                                            -----------------

TOTAL INVESTMENTS IN SECURITIES - 137.2%
 (Cost $249,105,611)                                          274,692,728

OTHER ASSETS LESS LIABILITIES - (37.2%)                       (74,458,714)
                                                            -----------------
TOTAL NET ASSETS - 100.0%                                   $ 200,234,014
                                                            =================

* Securities are non-income producing
^ A portion of these securities are on loan. At June 30, 2008, the total market value of the Fund's securities on loan is $72,968,551 and the total market value of the collateral held by the Fund is $75,016,780.
ADR - American Depository Receipt

                                  See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2008

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2008]

Large-Cap Stocks         40.5%
Mid-Cap Stocks           28.1%
Investment Grade         25.6%
Government Agency         2.6%
Mortgage-Backed           2.1%
Cash & Other Assets       1.1%



        Top Equity Holdings*
        --------------------

Johnson & Johnson          0.84%
Proctor & Gamble Co.       0.84%
AT&T, Inc.                 0.79%
General Electric Co.       0.75%
Schlumberger Ltd           0.74%


        Top Fixed Income Holdings*
        --------------------------

Comcast Holdings Corp. 10.625% 2012           0.64%
TW, Inc. 9.150% 2023                          0.64%
International Business Machines 7.500% 2013   0.62%
Ispat Inland ULC 9.750% 2014                  0.59%
Munich Re America Corp. 7.450% 2026           0.59%


* Percentages based on Total Net Assets

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

[Left side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
BASIC MATERIALS - 3.8%
 Agnico-Eagle Mines Ltd                          13,400        $ 996,558
 Albemarle Corp.                                  4,600          183,586
 Alcoa, Inc.                                     28,400        1,011,608
 BHP Billiton Ltd - ADR^                         27,300        2,325,687
 Carpenter Technology Corp.^                     19,200          838,080
 Cia Vale do Rio Doce - ADR^                     43,700        1,565,334
 Cleveland-Cliffs, Inc.                           5,200          619,788
 Ecolab, Inc.^                                    7,800          335,322
 EI Du Pont de Nemours                           10,600          454,634
 International Flavors                           11,400          445,284
 International Paper Co.^                        14,700          342,510
 Intrepid Potash, Inc.*                           9,500          624,910
 Nucor Corp.                                      7,300          545,091
 Potash Corp of Saskatch.                         2,500          571,425
 Rio Tinto PLC - ADR                              3,100        1,534,500
 Rohm & Haas Co.^                                10,000          464,400
 Sherwin-Williams Co.^                            9,300          427,149
 Sigma-Aldrich Corp.^                             3,200          172,352
 Valspar Corp.^                                  22,200          419,802

COMMUNICATIONS - 6.8%
 America Movil - ADR                             26,900        1,418,975
 American Tower Corp.*^                          13,700          578,825
 AT&T, Inc.                                      84,200        2,836,698
 Baidu.com - ADR*                                   600          187,776
 Cablevision Systems Corp.*                       6,900          155,940
 CBS Corp.^                                      14,897          290,343
 Central European Media*^                         2,600          235,378
 Cisco Systems, Inc.*                            61,600        1,432,816
 Clear Channel Outdoor*                          18,900          336,987
 Crown Castle International*                     14,400          557,712
 CTC Media, Inc.*                                 8,400          207,144
 Ctrip.com International Ltd - ADR                3,700          169,386
 Digital River, Inc.*^                            4,000          154,320
 Discovery Holding Co.*^                         11,600          254,736
 eBay, Inc.*                                     28,000          765,240
 Expedia, Inc.*                                  22,100          406,198
 Factset Research Systems^                        5,100          287,436
 F5 Networks, Inc.*                               7,600          215,992
 Focus Media Holding Ltd - ADR*^                  9,800          271,656
 Foundry Networks, Inc.*                         11,000          130,020
 JDS Uniphase Corp.*^                            14,900          169,264
 Juniper Networks, Inc.*^                        20,900          463,562
 Lamar Advertising Co.*^                          6,200          223,386
 Leap Wireless International*^                    5,400          233,118
 McAfee, Inc.*                                    7,500          255,225
 McGraw-Hill Cos., Inc.                          54,400        2,182,528


[Right side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
COMMUNICATIONS - 6.8% (continued)
 MetroPCS Communications*                        10,200        $ 180,642
 NeuStar, Inc.*^                                  5,900          127,204
 News Corp.                                      28,900          443,615
 NII Holdings, Inc.*                              5,500          261,195
 Nokia OYJ - ADR                                 19,100          467,950
 Omnicom Group, Inc.^                            37,900        1,700,952
 priceline.com, Inc.*^                            1,900          219,374
 SBA Communications Corp.*^                      13,400          482,534
 Shaw Communications, Inc.                        8,700          177,132
 Sina Corp.*                                      5,200          221,260
 Sprint Nextel Corp.*^                           57,800          549,100
 Symantec Corp.*^                                39,800          770,130
 Time Warner, Inc.^                              86,400        1,278,720
 VeriSign, Inc.*^                                 9,200          347,760
 Viacom, Inc.*                                   18,097          552,682
 Walt Disney Co.                                 36,400        1,135,680
 WPP Group PLC - ADR                             16,889          807,632
 Yahoo!, Inc.*                                   21,400          442,124

CONSUMER, CYCLICAL - 5.8%
 Advance Auto Parts, Inc.                         4,000          155,320
 AnnTaylor Stores Corp.*^                         5,400          129,384
 Bed Bath & Beyond, Inc.*^                       12,300          345,630
 Boyd Gaming Corp.*^                              4,000           50,240
 Carnival Corp.^                                 15,000          494,400
 Centex Corp.^                                   22,000          294,140
 Chipotle Mexican Grill, Inc.*                    1,800          135,648
 Choice Hotels International                      9,000          238,500
 Coach, Inc.*                                    11,200          323,456
 Dick's Sporting Goods, Inc.*^                    5,800          102,892
 DreamWorks Animation*                            4,100          122,221
 Family Dollar Stores, Inc.^                     36,100          719,834
 Fastenal Co.^                                    6,300          271,908
 Harley-Davidson, Inc.                           22,700          823,102
 HNI Corp.^                                       3,300           58,278
 Home Depot, Inc.                                29,400          688,548
 International Game Tech.                        25,300          631,994
 KB Home^                                         4,200           71,106
 Las Vegas Sands Corp.                            5,000          237,200
 Lennar Corp.^                                   34,500          425,730
 Marriott International, Inc.^                   39,300        1,031,232
 Mattel, Inc.                                    38,500          659,120
 McDonald's Corp.                                 9,000          505,980
 Melco Crown Entertainment - ADR*                17,500          163,100
 Men's Wearhouse, Inc.^                           4,375           71,269
 O'Reilly Automotive, Inc.*                       5,800          129,630
 PACCAR, Inc.^                                   22,700          949,541

                See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

[Left side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
CONSUMER, CYCLICAL - 5.8% (continued)
 Panera Bread Co.*^                               3,500        $ 161,910
 PetSmart, Inc.                                   8,500          169,575
 Pulte Homes, Inc.                                8,000           77,040
 Ross Stores, Inc.                               10,900          387,168
 Royal Caribbean Cruises Ltd                      4,400           98,868
 Skywest, Inc.                                    6,800           86,020
 Southwest Airlines Co.^                         64,000          834,560
 Staples, Inc.^                                  32,500          771,875
 Starbucks Corp.*                                 9,700          152,678
 Starwood Hotels & Resorts                       16,500          661,155
 Thor Industries, Inc.^                           3,900           82,914
 Tiffany & Co.^                                   9,500          387,125
 Tim Hortons, Inc.^                               9,800          281,162
 TJX Cos., Inc.^                                 31,200          981,864
 Toll Brothers, Inc.*^                            7,100          132,983
 Tractor Supply Co.*^                             4,100          119,064
 Urban Outfitters, Inc.*^                         6,200          193,378
 WABCO Holdings, Inc.                             6,400          297,344
 Walgreen Co.^                                   19,000          617,690
 Wal-Mart Stores, Inc.                           39,700        2,231,140
 Williams-Sonoma, Inc.^                           8,200          162,688
 Winnebago Industries^                            6,400           65,216
 WMS Industries, Inc.*                            5,100          151,827
 WW Grainger, Inc.                               13,900        1,137,020
 Wynn Resorts Ltd*^                               3,400          276,590
 Yum! Brands, Inc.                               19,200          673,728

CONSUMER, NON-CYCLICAL - 15.2%
 Abbott Laboratories                              9,575          507,188
 Alexion Pharmaceuticals, Inc.*^                  3,400          246,500
 Allergan, Inc.^                                  9,740          506,967
 Altria Group, Inc.                              27,100          557,176
 American Medical Systems*^                       9,100          136,045
 Amgen, Inc.*                                    10,500          495,180
 Amylin Pharmaceuticals, Inc.*^                   4,200          106,638
 Anheuser-Busch Cos., Inc.                        9,000          559,080
 Apollo Group, Inc.*^                             8,145          360,498
 Arthrocare Corp.*^                               3,500          142,835
 AstraZeneca PLC - ADR                           11,200          476,336
 Automatic Data Processing                       39,500        1,655,050
 Avery Dennison Corp.                            11,400          500,802
 Avon Products, Inc.                             30,200        1,087,804
 Becton Dickinson & Co.                           1,800          146,340
 Biogen Idec, Inc.*                               3,400          190,026
 BioMarin Pharmaceutical, Inc.*^                  4,100          118,818
 Brown-Forman Corp.                              18,700        1,413,159
 Celgene Corp.*                                   2,500          159,675


[Right side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
CONSUMER, NON-CYCLICAL - 15.2% (continued)
 Cephalon, Inc.*^                                 6,500        $ 433,485
 Charles River Laboratories*                      6,100          389,912
 Cigna Corp.                                     25,700          909,523
 Clorox Co.                                      14,600          762,120
 Coca-Cola Co.                                   14,900          774,502
 Colgate-Palmolive Co.                            9,000          621,900
 Corporate Executive Board                        5,100          214,455
 Covance, Inc.*                                   2,000          172,040
 Coventry Health Care, Inc.*                      6,950          211,419
 Covidien Ltd                                    13,600          651,304
 CR Bard, Inc.                                    4,800          422,160
 DaVita, Inc.*                                    2,850          151,421
 Dentsply International, Inc.                     5,400          198,720
 DeVry, Inc.^                                     4,500          241,290
 Diageo PLC - ADR^                               20,900        1,543,883
 Edwards Lifesciences Corp.*                      2,500          155,100
 Elan Corp PLC - ADR*^                            8,200          291,510
 Eli Lilly & Co.                                 20,500          946,280
 Equifax, Inc.                                    5,500          184,910
 Express Scripts, Inc.*^                          8,300          520,576
 General Mills, Inc.                             10,300          625,931
 Gen-Probe, Inc.*                                 5,300          251,803
 Genzyme Corp.*                                   4,400          316,272
 GlaxoSmithKline PLC - ADR                       13,200          583,704
 Global Payments, Inc.                            3,500          163,100
 H&R Block, Inc.                                  6,400          136,960
 Health Net, Inc.*                                7,100          170,826
 Healthways, Inc.*                                3,000           88,800
 Henry Schein, Inc.*^                             4,100          211,437
 Hershey Co.^                                    17,800          583,484
 Hologic, Inc.*^                                  7,400          161,320
 Humana, Inc.*                                    5,300          210,781
 Idexx Laboratories, Inc.*                        6,700          326,558
 Illumina, Inc.*^                                 5,000          435,550
 ImClone Systems, Inc.*                           3,700          149,702
 Integra LifeSciences*^                           3,800          169,024
 Intuitive Surgical, Inc.*                        1,800          484,920
 Invitrogen Corp.*^                               6,500          255,190
 Iron Mountain, Inc.*^                            9,112          241,924
 ITT Educational Services, Inc.*                  3,300          272,679
 Johnson & Johnson                               47,300        3,043,282
 Kellogg Co.                                     11,000          528,220
 Kimberly-Clark Corp.                            16,200          968,436
 Kraft Foods, Inc.                               32,594          927,299
 Laboratory Corp of America*                      5,700          396,891
 Lincare Holdings, Inc.*^                         5,800          164,720

                              See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

[Left side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
CONSUMER, NON-CYCLICAL - 15.2% (continued)
 Lorillard, Inc.*                                 6,700        $ 463,372
 Manpower, Inc.                                   3,900          227,136
 Martek Biosciences Corp.*^                       4,900          165,179
 Masimo Corp.*^                                   6,800          233,580
 McCormick & Co., Inc.^                          30,000        1,069,800
 McKesson Corp.                                   3,800          212,458
 Medtronic, Inc.                                 18,000          931,500
 Merck & Co., Inc.                               25,700          968,633
 Millipore Corp.*^                                2,400          162,864
 Monster Worldwide, Inc.*^                        9,900          204,039
 Moody's Corp.^                                  29,600        1,019,424
 Myriad Genetics, Inc.*^                          3,600          163,872
 New Oriental Education - ADR*                    2,600          151,892
 Patterson Cos., Inc.*^                           3,900          114,621
 Paychex, Inc.^                                  50,493        1,579,421
 PepsiCo., Inc.                                  15,700          998,363
 Pfizer, Inc.                                    97,386        1,701,333
 Philip Morris International                     27,100        1,338,469
 Procter & Gamble Co.                            49,700        3,022,257
 Qiagen*^                                         7,800          157,014
 Quanta Services, Inc.*^                         16,700          555,609
 Quest Diagnostics, Inc.^                        16,388          794,326
 Resmed, Inc.*                                    6,800          243,032
 Ritchie Bros Auctioneers, Inc.^                 19,500          529,035
 Robert Half International, Inc.                  8,800          210,936
 Schering-Plough Corp.                           32,800          645,832
 St Jude Medical, Inc.*^                         14,200          580,496
 SYSCO Corp.                                     20,700          569,457
 Techne Corp.*                                    3,500          270,865
 Theravance, Inc.*^                               6,100           72,407
 UST, Inc.^                                      12,500          682,625
 Varian Medical Systems, Inc.*                    4,900          254,065
 Vertex Pharmaceuticals, Inc.*                    4,850          162,330
 VistaPrint Ltd*^                                 5,600          149,856
 Warner Chilcott Ltd*                             9,600          162,720
 WellPoint, Inc.*                                10,200          486,132
 Western Union Co.                               38,652          955,477
 Wyeth                                           17,300          829,708
 Zimmer Holdings, Inc.*                          10,200          694,110

ENERGY - 12.0%
 Apache Corp.                                     6,300          875,700
 Arch Coal, Inc.                                 10,200          765,306
 Baker Hughes, Inc.                               9,600          838,464
 Bill Barrett Corp.*                              4,400          261,404
 BJ Services Co.^                                47,700        1,523,538
 BP PLC - ADR^                                    7,292          507,304


[Right side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
ENERGY - 12.0% (continued)
 Cabot Oil & Gas Corp.                            5,900        $ 399,607
 Chevron Corp.^                                  21,742        2,155,284
 Cameron International Corp.*                    13,600          752,760
 Chesapeake Energy Corp.                         12,100          798,116
 Compton Petroleum Corp.*                        16,300          207,336
 Concho Resources, Inc.*                         11,700          436,410
 Consol Energy, Inc.^                            18,800        2,112,556
 Core Laboratories                                5,500          782,925
 Devon Energy Corp.                              10,700        1,285,712
 Diamond Offshore Drilling^                      11,100        1,544,454
 Exxon Mobil Corp.                               23,202        2,044,792
 FMC Technologies, Inc.*                         10,100          776,993
 Forest Oil Corp.*                               15,700        1,169,650
 Foundation Coal Holdings                        19,100        1,691,878
 Mariner Energy, Inc.*                            7,200          266,184
 Murphy Oil Corp.^                               25,300        2,480,665
 Nabors Industries Ltd*^                          8,400          413,532
 Newfield Exploration Co.*                       24,600        1,605,150
 Petroleo Brasileiro - ADR                       19,000        1,101,050
 Royal Dutch Shell PLC - ADR^                    12,600        1,029,546
 SandRidge Energy, Inc.*                          4,500          290,610
 Schlumberger Ltd                                23,260        2,498,822
 Smith International, Inc.^                      24,300        2,020,302
 Sunoco, Inc.^                                   14,600          594,074
 Tetra Technologies, Inc.*                       11,300          267,923
 Total - ADR                                     26,400        2,251,128
 Ultra Petroleum Corp.*                          22,100        2,170,220
 Weatherford International*^                     39,800        1,973,682
 Williams Cos., Inc.                             59,000        2,378,290
 XTO Energy, Inc.                                16,500        1,130,415

FINANCIAL - 7.7%
 Affiliated Managers Group*                       1,700          153,102
 Aflac, Inc.                                     15,200          954,560
 American Express Co.                            21,800          821,206
 American International Group                    12,080          319,637
 AON Corp.                                        3,700          169,978
 Arch Capital Group Ltd*                          3,600          238,752
 Assurant, Inc.                                   2,600          171,496
 Axis Capital Holdings Ltd                        3,700          110,297
 Bank of America Corp.                           23,826          568,727
 Bank of New York^                               23,171          876,559
 BB&T Corp.^                                     16,600          377,982
 BlackRock, Inc.                                  1,200          212,400
 Chubb Corp.                                     20,200          990,002
 Citigroup, Inc.                                 71,644        1,200,753
 City National Corp.^                            12,300          517,461


                 See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

[Left side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
FINANCIAL - 7.7% (continued)
 East West Bancorp, Inc.^                         5,500        $ 38,830
 Eaton Vance Corp.                                6,600         262,416
 Federal National Mortgage^                      36,400         710,164
 Federated Investors, Inc.                       18,000         619,560
 First Horizon National Corp.*^                  47,100         349,953
 Franklin Resources, Inc.                        15,800       1,448,070
 Freddie Mac                                     17,700         290,280
 Goldman Sachs Group                              8,400       1,469,160
 Hartford Financial Services                      8,500         548,845
 HCC Insurance Holdings, Inc.                     6,400         135,296
 Interactive Brokers Group*                       5,000         160,650
 IntercontinentalExchange*                        3,700         421,800
 Janus Capital Group, Inc.^                       8,800         232,936
 Lazard Ltd                                       7,500         256,125
 Legg Mason, Inc.                                 2,450         106,747
 Manulife Financial Corp.                        21,600         749,736
 Markel Corp.*                                      400         146,800
 Morgan Stanley                                  24,600         887,322
 Northern Trust Corp.                            23,100       1,583,967
 Nymex Holdings, Inc.                             4,500         380,160
 optionsXpress Holdings, Inc.                     6,700         149,678
 Philadelphia Consolidated*                       6,900         234,393
 Progressive Corp.^                              26,200         490,464
 RenaissanceRe Holdings Ltd                      12,300         549,441
 St Joe Co.*^                                    14,800         507,936
 State Street Corp.                              24,300       1,554,957
 SunTrust Banks, Inc.                             9,200         333,224
 SVB Financial Group*^                            3,300         158,763
 Synovus Financial Corp.^                        38,000         331,740
 Travelers Cos., Inc.                            13,800         598,920
 US Bancorp                                      30,928         862,582
 Wells Fargo & Co.^                             110,760       2,630,550
 Willis Group Holdings Ltd.^                     15,000         470,550
 Zions Bancorporation^                           12,200         384,178

INDUSTRIAL - 8.2%
 3M Co.                                          17,100       1,189,989
 Agilent Technologies, Inc.*                     16,500         586,410
 Alliant Techsystems, Inc.*^                      7,700         782,936
 Ametek, Inc.                                     7,100         335,262
 Boeing Co.                                      20,540       1,349,889
 Caterpillar, Inc.                               11,400         841,548
 CH Robinson Worldwide, Inc.^                     9,000         493,560
 Chicago Bridge & Iron Co.                        3,800         151,316
 Cogent, Inc.*                                   13,600         154,632
 Cummins, Inc.                                    9,300         609,336
 Cymer, Inc.*                                     2,900          77,952

[Right side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
INDUSTRIAL - 8.2% (continued)
 Dolby Laboratories, Inc.*                        6,900        $ 278,070
 Donaldson Co., Inc.^                             8,300          370,512
 Emerson Electric Co.                            10,300          509,335
 Empresa Brasileira - ADR^                        6,600          174,900
 Expeditors International^                       10,900          468,700
 Flir Systems, Inc.*^                             4,400          178,508
 Fluor Corp.^                                     7,100        1,321,168
 Foster Wheeler Ltd*                              7,400          541,310
 General Cable Corp.*^                            2,500          152,125
 General Dynamics Corp.                          15,300        1,288,260
 General Electric Co.                           102,000        2,722,380
 Gentex Corp.^                                    7,200          103,968
 Goodrich Corp.                                  11,800          560,028
 Graco, Inc.^                                     4,800          182,736
 Harsco Corp.                                     3,700          201,317
 Honeywell International, Inc.                   11,900          598,332
 IDEX Corp.^                                      4,125          151,965
 II-VI, Inc.*^                                    4,600          160,632
 Illinois Tool Works, Inc.                       17,500          831,425
 ITT Corp.                                       14,200          899,286
 Jabil Circuit, Inc.                             43,800          718,758
 Joy Global, Inc.                                19,400        1,471,102
 Kennametal, Inc.                                13,400          436,170
 Landstar System, Inc.^                          10,000          552,200
 Lockheed Martin Corp.                           10,300        1,016,198
 McDermott International, Inc.*                  10,700          662,223
 National Instruments Corp.                       6,650          188,661
 Northrop Grumman Corp.                           8,600          575,340
 Pall Corp.                                       4,900          194,432
 Precision Castparts Corp.                        6,700          645,679
 Republic Services, Inc.                         34,400        1,021,680
 Rockwell Collins, Inc.                          11,900          570,724
 Roper Industries, Inc.^                          5,000          329,400
 Stericycle, Inc.*^                               5,900          305,030
 Terex Corp.*                                     4,400          226,028
 Trimble Navigation Ltd*                         10,400          371,280
 Union Pacific Corp.                              8,800          664,400
 United Technologies Corp.                       13,800          851,460
 UTi Worldwide, Inc.                              7,400          147,630
 Waters Corp.*                                    4,800          309,600
 Zebra Technologies Corp.*                        3,100          101,184

TECHNOLOGY - 6.0%
 Activision Blizzard, Inc.*                       9,021          307,345
 Adobe Systems, Inc.*^                            4,300          169,377
 Altera Corp.^                                   19,800          409,860
 American Reprographics Co.*                      9,400          156,510



                  See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

[Left side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
TECHNOLOGY - 6.0% (continued)
 Analog Devices, Inc.                            38,800        $ 1,232,676
 Ansys, Inc.*^                                    4,700            221,464
 Autodesk, Inc.*                                 13,300            449,673
 Broadcom Corp.*^                                16,000            436,640
 Citrix Systems, Inc.*^                           7,600            223,516
 Cognizant Technology*                           15,736            511,577
 Dell, Inc.*                                     62,800          1,374,064
 Dun & Bradstreet Corp.                           2,500            219,100
 Electronic Arts, Inc.*^                         12,200            542,046
 Fairchild Semiconductor*                         9,100            106,743
 Fidelity National Information                    3,400            125,494
 Fiserv, Inc.*                                    3,350            151,990
 Integrated Device Tech.*                        14,800            147,112
 Intel Corp.                                     72,500          1,557,300
 Intersil Corp.                                   5,900            143,488
 Intuit, Inc.*                                   13,400            369,438
 Jack Henry & Associates^                         7,600            164,464
 Kla-Tencor Corp.                                 3,200            130,272
 Lam Research Corp.*                              3,400            122,910
 Linear Technology Corp.^                        35,700          1,162,749
 Logitech International*^                         8,200            219,760
 Marvell Technology Group*                       21,500            379,690
 Maxim Integrated Products                        7,900            165,900
 MEMC Electronic Materials*                       7,000            430,780
 Microchip Technology, Inc.^                     29,612            904,350
 Microsoft Corp.                                 68,400          1,881,684
 National Semiconductor Corp.                    35,400            727,116
 NetApp, Inc.*^                                  24,000            519,840
 ON Semiconductor Corp.*^                        13,700            125,629
 Oracle Corp.*                                   24,500            514,500
 Perot Systems Corp.*                            11,600            174,116
 QLogic Corp.*^                                   9,100            132,769
 Red Hat, Inc.*^                                 18,000            372,420


[Right side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
TECHNOLOGY - 6.0% (continued)
 Salesforce.com, Inc.*^                           5,700        $ 388,911
 Satyam Computer Services - ADR^                 13,100          321,212
 Seagate Technology                              55,500        1,061,715
 SEI Investments Co.                              5,900          138,768
 Silicon Laboratories, Inc.*                      6,600          238,194
 Synopsys, Inc.*                                  6,100          145,790
 Teradyne, Inc.*                                 11,200          123,984
 Texas Instruments, Inc.^                        18,000          506,880
 THQ, Inc.*                                       6,650          134,729
 Varian Semiconductor Equip.*                     3,400          118,388
 Xilinx, Inc.^                                   57,300        1,446,825

UTILITIES - 3.1%
 AES Corp.*^                                      8,800          169,048
 Allegheny Energy, Inc.                          10,000          501,100
 Ameren Corp.^                                   11,200          472,976
 Constellation Energy Group                       8,300          681,430
 Duke Energy Corp.                               45,900          797,742
 Entergy Corp.                                    7,100          855,408
 Exelon Corp.^                                    9,850          886,106
 FPL Group, Inc.^                                14,000          918,120
 Integrys Energy Group, Inc.                     14,300          726,869
 Pepco Holdings, Inc.                            19,400          497,610
 Pinnacle West Capital Corp.                     22,800          701,556
 Progress Energy, Inc.                           15,400          644,182
 Reliant Energy, Inc.*                           42,800          910,356
 SCANA Corp.^                                    23,400          865,800
 Southern Co.^                                   19,000          663,480
 TECO Energy, Inc.^                              37,500          805,875
                                                         -------------------
TOTAL COMMON STOCK - 68.6%
  (Cost $231,146,128)                                      $ 247,727,306
                                                         ===================

* Securities are non-income producing
^ A portion of these securities are on loan. At June 30, 2008, the total market value of the Fund's securities on loan is $69,899,494 and the total market value of the collateral held by the Fund is $71,924,728.
ADR - American Depository Receipt

                          See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008


                                                                     Principal
       Fixed Income Securities             Coupon      Maturity      Amount        Value
---------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.8%
 Alcoa, Inc.                                5.375      01/15/2013   $ 2,000,000    $ 1,965,711
 BHP Billiton Finance USA Ltd               7.250      03/01/2016       500,000        541,886
 Ispat Inland ULC                           9.750      04/01/2014     2,000,000      2,137,580
 Rohm and Haas Holdings Ltd                 9.800      04/15/2020       300,000        351,135
 Westvaco Corp.                             7.650      03/15/2027     1,350,000      1,375,650

COMMUNICATIONS - 4.1%
 CBS Corp.                                  8.625      08/01/2012     1,000,000      1,053,444
 New Cingular Wireless Services             8.750      03/01/2031     1,000,000      1,186,579
 Comcast Holdings Corp.                    10.625      07/15/2012     2,000,000      2,298,744
 COX Communications, Inc.                   6.850      01/15/2018     1,050,000      1,069,806
 Deutsche Telekom International             8.500      06/15/2010     1,900,000      2,009,991
 Michigan Bell Telephone Co.                7.850      01/15/2022     1,000,000      1,061,991
 Nextel Communications, Inc.                7.375      08/01/2015     1,000,000        830,000
 TW, Inc.                                   9.150      02/01/2023     2,000,000      2,294,576
 Viacom, Inc.                               5.750      04/30/2011     1,000,000      1,002,332
 Verizon New Jersey, Inc.                   8.000      06/01/2022       650,000        708,167
 Vodafone Group PLC                         5.375      01/30/2015     1,500,000      1,459,266

CONSUMER, CYCLICAL - 2.1%
 Best Buy Co., Inc.*                        6.750      07/15/2013     2,000,000      2,026,183
 CVS/Caremark Corp.                         5.750      06/01/2017     2,000,000      1,967,102
 Macys Retail Holdings, Inc.                7.450      09/15/2011     1,000,000        997,708
 Wal-Mart Stores Pass Through               8.850      01/02/2015     1,000,000      1,156,258
 Whirlpool Corp.                            5.500      03/01/2013     1,500,000      1,482,315

CONSUMER, NON-CYCLICAL - 1.2%
 Erac USA Finance Co.*                      5.300      11/15/2008       565,000        565,324
 Genentech, Inc.                            4.750      07/15/2015     1,000,000        991,383
 Kraft Foods, Inc.                          6.125      02/01/2018     1,000,000        972,081
 UnitedHealth Group, Inc.                   5.500      11/15/2012     1,000,000        981,336
 Wyeth                                      5.500      02/15/2016     1,000,000      1,005,037

ENERGY - 2.6%
 Canadian Oil Sands Ltd*                    5.800      08/15/2013     1,450,000      1,435,014
 Marathon Oil Canada Corp.                  8.375      05/01/2012     1,350,000      1,468,687
 Noble Corp.                                5.875      06/01/2013     1,000,000      1,022,963
 Premcor Refining Group, Inc.               7.500      06/15/2015     1,000,000      1,031,678
 StatoilHydro ASA                           7.500      10/01/2016     1,000,000      1,125,518
 TransCanada Pipelines Ltd                  7.690      06/30/2016     1,100,000      1,207,289
 Weatherford International, Inc.            6.350      06/15/2017     2,000,000      2,025,760

FINANCIAL - 8.5%
 AIG SunAmerica, Inc.                       8.125      04/28/2023     1,000,000      1,073,387
 Allied Capital Corp.                       6.000      04/01/2012     1,000,000        951,889
 American Express Bank                      5.500      04/16/2013     2,000,000      1,955,558
 BankAmerica Institutional*                 7.700      12/31/2026     1,000,000        982,521
 Bank of America Corp.                      7.750      08/15/2015     1,250,000      1,345,614
 Bank One Corp.                            10.000      08/15/2010       750,000        807,785


                              See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008


                                                                     Principal
       Fixed Income Securities             Coupon      Maturity      Amount        Value
---------------------------------------------------------------------------------------------
FINANCIAL - 8.5% (continued)
 Deutsche Bank Trust Corp.                 7.500       11/15/2015    $ 1,000,000   $ 1,066,716
 Barnett Capital III                       3.426       02/01/2027      1,000,000       806,879
 CitiFinancial, Inc.                       6.625       06/01/2015      1,250,000     1,234,753
 Comerica Bank                             7.125       12/01/2013      1,050,000     1,058,966
 General Electric Capital Corp.            5.000       03/30/2019      1,000,000       914,194
 Goldman Sachs Group, Inc.                 6.875       01/15/2011      1,000,000     1,038,085
 HSBC Finance Corp.                        6.375       11/27/2012      1,000,000     1,025,399
 Invesco Ltd                               5.625       04/17/2012      1,000,000       954,650
 Jefferies Group, Inc.                     6.450       06/08/2027      2,000,000     1,558,194
 Lehman Brothers Holdings, Inc.            7.875       11/01/2009      1,600,000     1,631,598
 Morgan Stanley                            6.750       10/15/2013      1,000,000       996,054
 Morgan Stanley                            4.750       04/01/2014      1,000,000       911,230
 Morgan Stanley                            6.250       08/09/2026        500,000       439,899
 Munich Re America Corp.                   7.450       12/15/2026      2,122,000     2,125,461
 Nationwide Life Global Funding I*         5.450       10/02/2012      1,000,000     1,028,184
 Nationwide Mutual Insurance Co.*          6.600       04/15/2034      1,000,000       826,537
 New York Life Global Funding*             5.250       10/16/2012      1,000,000     1,005,377
 Ohio National Financial Services*         7.000       07/15/2011      1,000,000     1,091,684
 Republic New York Corp.                   7.000       03/22/2011        500,000       505,927
 Santander Financial Issuances             6.375       02/15/2011      1,000,000     1,034,954
 SLM Corp.                                 3.130       07/25/2008      1,000,000       996,610
 SLM Corp.                                 4.000       01/15/2009        500,000       493,846
 TIAA Global Markets, Inc.*                5.125       10/10/2012      1,000,000     1,017,634

INDUSTRIAL - 2.3%
 Burlington Northern Santa Fe              5.750       03/15/2018      1,000,000       977,408
 Clark Equipment Co.                       8.000       05/01/2023        500,000       605,545
 Federal Express Corp.                     8.760       05/22/2015      1,500,000     1,649,952
 Koninklijke Philips Electronics           7.250       08/15/2013      1,000,000     1,096,339
 Northrop Grumman                          6.250       01/15/2010        750,000       774,255
 Thomas & Betts Corp.                      7.250       06/01/2013      2,000,000     2,036,354
 United Parcel Service of America          8.375       04/01/2020      1,000,000     1,234,394

MORTGAGE SECURITIES - 4.7%
 Chase Mortgage Finance Corp.              6.500       05/25/2036      1,273,148     1,210,633
 Countrywide Alternative Loan              6.000       06/25/2037      1,823,194     1,555,427
 Countrywide Alternative Loan              6.500       11/25/2037      1,473,736     1,405,337
 Fannie Mae Pool                           7.000       04/01/2033        798,854       843,683
 Freddie Mac Gold Pool                     6.500       06/01/2024        859,274       895,776
 Freddie Mac Gold Pool                     7.000       10/01/2031      1,088,843     1,151,468
 Freddie Mac Gold Pool                     6.500       02/01/2032      1,138,488     1,183,294
 Freddie Mac Gold Pool                     6.500       08/01/2032        917,862       953,985
 Freddie Mac Gold Pool                     6.500       12/01/2032      1,328,623     1,381,742
 Freddie Mac Gold Pool                     6.500       04/01/2033        590,256       613,855
 Ginnie Mae I pool                         6.000       01/15/2037      1,186,542     1,206,287
 Ginnie Mae II pool                        5.500       07/20/2033        920,093       915,699
 Lehman Mortgage Trust                     6.000       09/25/2036      1,244,611     1,006,579
 MASTR Asset Securitization                6.250       05/25/2036      1,233,744     1,170,343



                             See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008


Fixed Income Securities, Preferred Stock                                      Shares/
Cash Collateral, and Short-Term Investments         Coupon      Maturity      Principal     Value
--------------------------------------------------------------------------------------------------------
MORTGAGE SECURITIES - 4.7% (continued)
 Residential Asset Securitization                   6.500       06/25/2037    $ 1,636,265   $ 1,029,825

TECHNOLOGY - 1.1%
 International Business Machines                    7.500       06/15/2013      2,000,000     2,240,014
 Samsung Electronics Co Ltd*                        7.700       10/01/2027      1,700,000     1,831,454

UTILITIES - 1.6%
 Entergy Gulf States, Inc.                          5.250       08/01/2015      1,750,000     1,650,289
 Michigan Consolidated Gas Co.                      8.250       05/01/2014      1,050,000     1,173,460
 Northern States Power                              8.000       08/28/2012      1,000,000     1,117,799
 PSEG Power LLC                                     5.500       12/01/2015      2,000,000     1,925,956
                                                                                            ------------

TOTAL FIXED-INCOME SECURITIES - 30.0%
 (Cost $111,869,940)                                                                        108,525,231

PREFERRED STOCK - 0.3%
 Federal National Mortgage Assoc.^                  8.250                         40,000        918,000
 (Cost $1,054,000)

INVESTMENT OF CASH COLLATERAL - 20.2%
 CSFB Separately Managed Account                                              72,860,728     72,860,728

SHORT-TERM INVESTMENTS - 0.0%
 Fifth Third Institutional Money Market Fund                                   $ 159,104        159,104

TOTAL INVESTMENTS IN SECURITIES - 119.1%
 (Cost $417,089,900)                                                                        430,190,369

OTHER ASSETS LESS LIABILITIES - (19.1%)                                                     (68,858,399)
                                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                                 $ 361,331,970
                                                                                            ============


*Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2008, the aggregate market value of these securities amounted to $11,809,912 or 3.27% of net assets.
^A portion of these securities are on loan. At June 30, 2008, the total market value of the Fund's securities on loan is $891,150 and the total value of the collateral held by the Fund is $936,000.

                          See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2008


[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2008]

Investment Grade          54.3%
High Yield                26.1%
Mortgage-Backed           11.7%
Government Agency          6.6%
Cash & Other Assets        1.3%


                    Top Ten Holdings*
                    -----------------

Ispat Inland ULC 9.750% 2014                 0.94%
Carolina Power & Light Co. 8.625% 2021       0.93%
TW, Inc. 9.150% 2023                         0.86%
Statoil Hydro ASA 7.500% 2016                0.85%
Land O Lakes, Inc. 9.000% 2010               0.78%
Noble Corp. 5.875% 2013                      0.77%
Qwest Corp. 8.875% 2012                      0.77%
Ship Finance International Ltd 8.500% 2013   0.77%
Thomas & Betts Corp. 7.250% 2013             0.77%
Best Buy Co., Inc. 6.750% 2013               0.76%


        * Percentages based on Total Net Assets


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

                                                                     Principal
       Fixed Income Securities             Coupon      Maturity      Amount        Value
---------------------------------------------------------------------------------------------
BASIC MATERIALS - 5.1%
 AK Steel Corp.^                           7.750       06/15/2012    $ 2,000,000   $ 2,004,999
 Alcoa, Inc.                               5.375       01/15/2013      3,000,000     2,948,568
 Cascades, Inc.                            7.250       02/15/2013      1,000,000       870,000
 Century Aluminum Co.                      7.500       08/15/2014      2,715,000     2,687,850
 CRA Finance USA Ltd                       7.125       12/01/2013        500,000       542,333
 Ispat Inland ULC                          9.750       04/01/2014      3,500,000     3,740,765
 Placer Dome, Inc.                         7.750       06/15/2015      1,500,000     1,727,456
 Steel Dynamics, Inc.*                     7.375       11/01/2012      3,000,000     3,000,000
 Westvaco Corp.                            7.650       03/15/2027      2,700,000     2,751,300

COMMUNICATIONS - 11.0%
 CBS Corp.                                 8.625       08/01/2012        750,000       790,084
 CBS Corp.                                 5.625       08/15/2012      2,000,000     1,973,563
 Comcast Cable Communications              8.500       05/01/2027      1,000,000     1,151,656
 Comcast Holdings Corp.                   10.625       07/15/2012      1,500,000     1,724,058
 COX Communications, Inc.                  6.850       01/15/2018      1,250,000     1,273,579
 COX Enterprises, Inc.*                    7.375       07/15/2027      1,000,000     1,066,383
 DirecTV Holdings LLC                      6.375       06/15/2015      3,000,000     2,812,500
 GCI, Inc.                                 7.250       02/15/2014      2,500,000     2,150,000
 GTE Corp.                                 8.750       11/01/2021      1,500,000     1,727,259
 Lamar Media Corp.^                        7.250       01/01/2013      3,000,000     2,883,750
 Liberty Media LLC                         5.700       05/15/2013      3,000,000     2,688,525
 Michigan Bell Telephone Co.               7.850       01/15/2022      2,000,000     2,123,982
 News America Holdings, Inc.               8.500       02/23/2025      2,300,000     2,597,197
 Nextel Communications, Inc.               7.375       08/01/2015      2,800,000     2,324,000
 Pacific Bell Telephone Co.                7.250       11/01/2027      2,000,000     2,044,348
 Qwest Corp.                               8.875       03/15/2012      3,000,000     3,060,000
 Rogers Communications, Inc.               8.000       12/15/2012      2,000,000     2,065,000
 Sprint Capital Corp.                      6.375       05/01/2009      1,000,000     1,000,000
 TW, Inc.                                  9.150       02/01/2023      3,000,000     3,441,864
 Verizon New Jersey, Inc.                  8.000       06/01/2022      1,000,000     1,089,487
 Verizon New York, Inc.                    6.125       01/15/2010      1,000,000     1,023,499
 Viacom, Inc.                              5.750       04/30/2011      3,000,000     3,006,996

CONSUMER, CYCLICAL - 10.3%
 AmeriQual Group LLC*                      9.500       04/01/2012      1,500,000       929,999
 Autozone, Inc.                            6.500       07/15/2008      1,500,000     1,501,620
 Best Buy Co., Inc.*                       6.750       07/15/2013      3,000,000     3,039,276
 Brown Shoe Co., Inc.                      8.750       05/01/2012      2,640,000     2,626,800
 CVS/Caremark Corp.                        5.750       06/01/2017      3,000,000     2,950,653
 Darden Restaurants, Inc.                  6.200       10/15/2017      2,000,000     1,855,792
 Home Depot, Inc.                          5.250       12/16/2013      3,000,000     2,877,330
 JC Penney Corp, Inc.                      7.375       08/15/2008      2,250,000     2,256,053
 Las Vegas Sands Corp.                     6.375       02/15/2015      2,000,000     1,700,000
 Macys Retail Holdings, Inc.               6.625       09/01/2008      1,225,000     1,226,400
 Macys Retail Holdings, Inc.               4.800       07/15/2009      1,500,000     1,470,012
 Majestic Star Casino LLC^                 9.500       10/15/2010      2,500,000     2,075,000
 Meritor Automotive, Inc.                  6.800       02/15/2009        348,000       342,345
 MGM Mirage                                6.750       09/01/2012      3,000,000     2,692,500


                    See Notes to Financial Statements


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

                                                                     Principal
       Fixed Income Securities             Coupon      Maturity      Amount        Value
---------------------------------------------------------------------------------------------
CONSUMER, CYCLICAL - 10.3% (continued)
 MTR Gaming Group, Inc.                    9.750       04/01/2010    $ 1,500,000   $ 1,500,000
 OED Corp.                                 8.750       04/15/2012      2,000,000     1,820,000
 Royal Caribbean Cruises Ltd               8.750       02/02/2011      3,000,000     3,018,750
 Speedway Motorsports, Inc.                6.750       06/01/2013      2,500,000     2,437,500
 Toro Co.                                  7.800       06/15/2027      2,177,000     2,375,013
 Wynn Las Vegas Capital Corp.^             6.625       12/01/2014      2,000,000     1,830,000
 Wynn Las Vegas Capital Corp.              6.625       12/01/2014      1,000,000       915,000

CONSUMER, NON-CYCLICAL - 7.7%
 Amgen, Inc.                               5.850       06/01/2017      3,000,000     2,954,895
 Archer-Daniels-Midland Co.                8.375       04/15/2017      1,000,000     1,174,374
 Avis Budget Car Rental LLC^               7.625       05/15/2014      2,500,000     2,000,000
 Campbell Soup Co.                         8.875       05/01/2021      2,145,000     2,797,711
 Cigna Corp.                               7.650       03/01/2023      1,500,000     1,591,110
 Cigna Corp.                               7.875       05/15/2027      1,000,000     1,033,423
 Constellation Brands, Inc.                8.375       12/15/2014      3,000,000     3,037,500
 FBG Finance Ltd*                          5.125       06/15/2015      2,000,000     1,887,772
 Kraft Foods, Inc.                         6.125       02/01/2018      3,000,000     2,916,243
 Land O' Lakes, Inc.                       9.000       12/15/2010      3,000,000     3,097,500
 UnitedHealth Group, Inc.                  5.500       11/15/2012      3,000,000     2,944,008
 Valassis Communications, Inc.             6.625       01/15/2009      2,550,000     2,537,250
 Wyeth                                     5.500       02/15/2016      3,000,000     3,015,111

DIVERSIFIED - 1.1%
 Leucadia National Corp.                   7.000       08/15/2013      2,500,000     2,425,000
 Stena AB                                  7.500       11/01/2013      2,000,000     1,972,500

ENERGY - 10.6%
 ANR Pipeline Co.                          9.625       11/01/2021      2,000,000     2,555,846
 Burlington Resources, Inc.                9.125       10/01/2021        700,000       896,339
 Canadian Oil Sands Ltd*                   5.800       08/15/2013      2,000,000     1,979,330
 Kerr-McGee Corp.                          6.875       09/15/2011        500,000       521,712
 Louisiana Land & Exploration              7.650       12/01/2023        750,000       889,272
 National Oilwell Varco, Inc.              6.125       08/15/2015      2,500,000     2,538,790
 Noble Corp.                               5.875       06/01/2013      3,000,000     3,068,889
 OPTI Canada, Inc.                         8.250       12/15/2014      3,000,000     2,984,999
 Panhandle Eastern Pipeline Co.            4.800       08/15/2008      2,500,000     2,499,390
 Plains Exploration & Production           7.750       06/15/2015      2,500,000     2,518,750
 StatoilHydro ASA                          7.500       10/01/2016      3,000,000     3,376,554
 Sunoco, Inc.                              4.875       10/15/2014      2,000,000     1,888,222
 Swift Energy Co.                          7.625       07/15/2011      3,000,000     2,985,000
 Tesoro Corp.                              6.250       11/01/2012      3,000,000     2,850,000
 Transocean, Inc.                          7.375       04/15/2018      2,000,000     2,178,240
 Ultramar Diamond Shamrock                 7.200       10/15/2017      2,250,000     2,358,578
 USX Corp.                                 9.375       02/15/2012      2,150,000     2,415,798
 USX Corp.                                 9.375       05/15/2022        610,000       798,641
 Weatherford International, Inc.           6.350       06/15/2017      3,000,000     3,038,640

FINANCIAL - 16.2%
 Allied Capital Corp.                      6.000       04/01/2012      2,000,000     1,903,778


                          See Notes to Financial Statements


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

                                                                     Principal
       Fixed Income Securities             Coupon      Maturity      Amount        Value
---------------------------------------------------------------------------------------------
FINANCIAL - 16.2% (continued)
 American Express Bank                      5.500      04/16/2013    $ 3,000,000   $ 2,933,337
 BankAmerica Capital II                     8.000      12/15/2026      1,000,000       998,878
 Deutsche Bank Trust Corp.                  7.500      11/15/2015      2,500,000     2,666,790
 Citigroup, Inc.                            7.250      10/01/2010      1,000,000     1,039,555
 Citigroup, Inc.                            6.125      11/21/2017      2,000,000     1,919,406
 Comerica Bank                              7.125      12/01/2013      1,500,000     1,512,809
 Comerica Bank                              8.375      07/15/2024      1,300,000     1,364,961
 Fairfax Financial Holdings Ltd^            7.750      04/26/2012      1,000,000       967,500
 Farmers Insurance Exchange*                8.625      05/01/2024      2,000,000     2,091,808
 Fifth Third Bank                           5.200      03/01/2019        900,000       701,601
 First Union Institutional Capital I        8.040      12/01/2026        350,000       340,389
 GAMCO Investors, Inc.                      5.500      05/15/2013      1,000,000     1,034,770
 General Electric Capital Corp.             5.000      03/30/2019      3,000,000     2,742,582
 GMAC LLC                                   6.875      09/15/2011      2,000,000     1,437,144
 Goldman Sachs Group, Inc.                  6.150      04/01/2018      2,000,000     1,940,318
 Hospitality Properties Trust               5.625      03/15/2017      1,000,000       811,596
 HSBC America Capital Trust II*             8.380      05/15/2027      1,000,000       994,123
 HSBC Finance Corp.                         6.375      11/27/2012      1,000,000     1,025,399
 Icahn Enterprises LP                       7.125      02/15/2013      3,000,000     2,722,500
 Invesco Ltd                                5.375      02/27/2013      2,000,000     1,883,118
 Invesco Ltd                                5.625      04/17/2012      1,000,000       954,650
 Jefferies Group, Inc.                      6.450      06/08/2027      3,000,000     2,337,291
 JPMorgan Chase & Co.                       6.625      03/15/2012        500,000       515,611
 Lehman Brothers Holdings, Inc.             7.875      11/01/2009      1,000,000     1,019,749
 Lehman Brothers Holdings, Inc.             8.500      08/01/2015      2,000,000     2,099,296
 MBNA Capital A                             8.278      12/01/2026      2,000,000     1,993,214
 Merrill Lynch & Co., Inc.                  5.450      02/05/2013      2,500,000     2,358,005
 Morgan Stanley                             5.950      12/28/2017      2,000,000     1,815,610
 Nationwide Mutual Insurance Co.*           6.600      04/15/2034      2,750,000     2,272,977
 NCNB Corp.                                10.200      07/15/2015      1,000,000     1,212,606
 New England Mutual Life Ins.               7.875      02/15/2024      1,650,000     1,896,263
 Ohio National Financial Services*          7.000      07/15/2011      2,000,000     2,183,368
 Republic New York Corp.                    9.125      05/15/2021      1,000,000     1,173,378
 Santander Financial Issuances              6.375      02/15/2011        750,000       776,216
 Security Benefit Life Insurance*           8.750      05/15/2016      2,000,000     2,088,610
 SLM Corp.                                  4.000      01/15/2010      3,000,000     2,794,683
 AIG SunAmerica, Inc.                       8.125      04/28/2023      2,000,000     2,146,774
 Travelers Property Casualty Corp.          7.750      04/15/2026      2,000,000     2,119,380

INDUSTRIAL - 10.5%
 Allied Waste North America, Inc.           6.375      04/15/2011      2,000,000     1,980,000
 Arrow Electronics, Inc.                    7.500      01/15/2027      2,300,000     2,270,493
 Burlington Northern, Inc.                  8.750      02/25/2022      1,750,000     2,114,917
 Canadian Pacific Railway Co.               5.750      05/15/2013      3,000,000     2,982,705
 Clark Equipment Co.                        8.000      05/01/2023        500,000       605,545
 Federal Express Corp.                      9.650      06/15/2012      1,047,000     1,205,466
 Federal Express Corp.                      7.630      01/01/2015      1,000,000     1,053,212
 Federal Express Corp.                      8.760      05/22/2015      1,000,000     1,099,968
 Gulfmark Offshore, Inc.                    7.750      07/15/2014      2,375,000     2,392,813


                         See Notes to Financial Statements


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

                                                                     Principal
       Fixed Income Securities             Coupon      Maturity      Amount        Value
---------------------------------------------------------------------------------------------
INDUSTRIAL - 10.5% (continued)
 Ingersoll-Rand Co.                        9.000       08/15/2021    $ 305,000     $ 389,499
 Joy Global, Inc.                          6.000       11/15/2016    3,000,000     2,974,503
 Koninklijke Philips Electronics           7.250       08/15/2013    2,000,000     2,192,678
 Masco Corp.                               5.750       10/15/2008    1,000,000     1,002,413
 Northrop Grumman                          9.375       04/15/2021    1,000,000     1,310,559
 NXP BV                                    7.875       10/15/2014    2,000,000     1,840,000
 Pactiv Corp.                              7.950       12/15/2025    2,500,000     2,601,018
 PHI, Inc.                                 7.125       04/15/2013    3,000,000     2,880,000
 Roadway Corp.                             8.250       12/01/2008    3,000,000     3,000,000
 Ship Finance International Ltd            8.500       12/15/2013    3,000,000     3,060,000
 Stagecoach Transport Holdings             8.625       11/15/2009      500,000       528,328
 Teekay Corp.                              8.875       07/15/2011    1,600,000     1,730,000
 Thomas & Betts Corp.                      7.250       06/01/2013    3,000,000     3,054,531

MORTGAGE SECURITIES - 18.3%
 Banc of America Alternative Loan          6.000       11/25/2046    1,347,277     1,120,587
 Banc of America Funding Corp.             6.000       03/25/2037    2,603,680     2,565,083
 Banc of America Mortgage                  6.000       05/25/2037    2,698,539     2,652,247
 Chase Mortgage Finance Corp.              6.500       05/25/2036    2,251,949     2,141,374
 Countrywide Asset-Backed                  5.000       11/25/2035    2,474,000       763,131
 Countrywide Alternative Loan              5.500       09/25/2035    1,859,386     1,404,998
 Countrywide Alternative Loan              7.000       02/25/2036    1,678,675     1,650,364
 Countrywide Alternative Loan              6.250       07/25/2036      867,928       828,483
 Countrywide Alternative Loan              6.000       07/25/2036      454,163       311,101
 Countrywide Alternative Loan              6.000       12/25/2036    1,172,614     1,028,750
 Countrywide Alternative Loan              6.000       05/25/2037    2,453,503     2,365,260
 Countrywide Alternative Loan              6.000       05/25/2037    1,924,021     1,750,447
 Countrywide Alternative Loan              6.000       06/25/2037    2,734,791     2,333,140
 Countrywide Alternative Loan              6.000       07/25/2037    1,868,473     1,324,280
 Countrywide Alternative Loan              6.500       11/25/2037    2,763,255     2,635,007
 Countrywide Home Loan Mort.               5.750       05/25/2037    2,061,098     1,976,538
 Credit Suisse Mortgage Capital            6.500       03/25/2036      737,059       674,962
 Credit Suisse Mortgage Capital            6.250       06/25/2036    2,103,453     1,653,175
 Fannie Mae Pool                           6.500       08/01/2029      833,843       867,180
 Fannie Mae Pool                           7.000       02/01/2032    1,600,411     1,699,197
 Fannie Mae Pool                           7.000       03/01/2032    1,523,989     1,610,847
 Fannie Mae Pool                           6.500       04/01/2032    1,501,924     1,559,155
 Fannie Mae Pool                           6.500       06/01/2032    1,638,788     1,701,235
 Fannie Mae Pool                           7.000       04/01/2033    1,249,490     1,319,607
 Fannie Mae Pool                           7.000       08/01/2036    2,376,602     2,493,769
 First Horizon Alternative Mort.           6.000       08/25/2036    2,425,380     2,161,829
 Freddie Mac Gold Pool                     6.500       06/01/2024    2,004,972     2,090,144
 Freddie Mac Gold Pool                     7.000       10/01/2031    1,858,201     1,965,076
 Freddie Mac Gold Pool                     6.500       02/01/2032    1,823,364     1,895,123
 Freddie Mac Gold Pool                     7.000       05/01/2032    2,400,020     2,535,109
 Freddie Mac Gold Pool                     6.500       08/01/2032    1,223,816     1,271,980
 Freddie Mac Gold Pool                     6.500       04/01/2033    1,770,769     1,841,565
 Freddie Mac Gold Pool                     7.000       09/01/2033      555,431       586,534
 Ginnie Mae I pool                         7.000       06/15/2031    1,111,252     1,183,843


                         See Notes to Financial Statements


ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008


Fixed Income Securities, Preferred Stock                                      Shares/
Cash Collateral, and Short-Term Investments         Coupon      Maturity      Principal     Value
--------------------------------------------------------------------------------------------------------
MORTGAGE SECURITIES - 18.3% (continued)
 Ginnie Mae II pool                                 7.000       09/20/2029    $ 1,692,106   $ 1,799,892
 Lehman Mortgage Trust                              6.486       04/25/2036      1,951,112     1,765,414
 Lehman Mortgage Trust                              6.000       09/25/2036      2,292,102     1,853,737
 Lehman Mortgage Trust                              6.737       06/25/2037      2,513,476     2,218,486
 MASTR Alternative Loans Trust                      6.500       12/25/2033        288,044       276,342
 Merrill Lynch Mortgage Investors                   6.250       10/25/2036      3,011,459     2,693,495
 Residential Accredit Loans, Inc.                   6.000       06/25/2037      2,645,663     2,390,201
 Residential Asset Securitization                   6.000       04/25/2036      3,000,000     2,535,219
 Residential Asset Securitization                   6.500       06/25/2037      2,945,278     1,853,684

TECHNOLOGY - 3.5%
 Affiliated Computer Services, Inc.                 5.200       06/01/2015      2,500,000     2,131,250
 International Business Machines                    8.375       11/01/2019      2,000,000     2,426,766
 Lexmark International, Inc.                        5.900       06/01/2013      3,000,000     2,953,386
 Oracle Corp.                                       5.750       04/15/2018      1,000,000       999,145
 Seagate Technology HDD Hdgs.                       6.375       10/01/2011      3,000,000     2,902,500
 Xerox Corp.                                        7.625       06/15/2013      2,760,000     2,866,003

UTILITIES - 3.2%
 Carolina Power & Light Co.                         8.625       09/15/2021      3,000,000     3,704,979
 Entergy Louisiana LLC                              5.090       11/01/2014      2,500,000     2,395,553
 PSEG Power LLC                                     5.500       12/01/2015      2,000,000     1,925,956
 CenterPoint Energy Houston                         9.150       03/15/2021      2,300,000     2,726,632
 Southern Co Capital Funding, Inc.                  5.750       11/15/2015      2,000,000     2,101,246
                                                                                            ------------

TOTAL FIXED INCOME SECURITIES - 97.5%
 (Cost $406,295,483)                                                                        390,998,128

PREFERRED STOCK - 0.7%
 Federal National Mortgage Assoc.^                  8.250                         120,000     2,754,000
 (Cost $3,149,600)

INVESTMENT OF CASH COLLATERAL - 2.4%
 CSFB Separately Managed Account                                                9,666,910     9,666,910

SHORT-TERM INVESTMENTS - 0.3%
 Fifth Third Institutional Money Market Fund                                  $ 1,037,510     1,037,510
                                                                                            ------------

TOTAL INVESTMENTS IN SECURITIES - 100.9%
 (Cost $420,149,503)                                                                        404,456,548

OTHER ASSETS LESS LIABILITIES - (0.9%)                                                       (3,441,895)
                                                                                            ------------

TOTAL NET ASSETS - 100.0%                                                                 $ 401,014,653
                                                                                          ==============


^A portion of these securities are on loan. At June 30, 2008, the total market value of the Fund's securities on loan is $9,468,403 and the total market value of the collateral held by the Fund is $9,666,910.

*Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2008, the aggregate market value of these securities amounted to $21,533,646 or 5.37% of net assets.


                          See Notes to Financial Statements
                                               -29-

ADVANCE CAPITAL I - CORE EQUITY FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2008

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2008]


Consumer Non-Cyclical      17.0%
Communications             16.0%
Technology                 15.8%
Industrial                 14.0%
Energy                     11.9%
Financial                  10.7%
Basic Materials             6.3%
Cash & Other Assets         5.8%
Consumer Cyclical           2.5%



                Top Ten Holdings*
                -----------------

ConocoPhillips                  4.87%
Johnson & Johnson               4.16%
Chesapeake Energy Corp.         3.82%
EMC Corp.                       3.34%
Liberty Media Corp.             3.27%
BJ Services Co.                 3.24%
Time Warner, Inc.               3.14%
Boeing Co.                      3.13%
Computer Sciences Corp.         3.10%
Oracle Corp.                    2.79%


* Percentages based on Total Net Assets



ADVANCE CAPITAL I - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2008

[Left side column on page]

     Common Stock                                Shares        Value
-----------------------------------------------------------------------------
BASIC MATERIALS - 6.3%
 Barrick Gold Corp.                               5,230        $ 237,965
 Century Aluminum Co.*                            3,405          226,398
 Freeport-McMoRan                                 2,890          338,679

COMMUNICATIONS - 16.0%
 Cisco Systems, Inc.*                            12,695          295,286
 eBay, Inc.*                                      6,135          167,670
 Harris Corp.                                     5,410          273,151
 Liberty Media Corp.*                            13,275          191,160
 Liberty Media Corp*                             17,225          417,362
 Symantec Corp.*                                 15,180          293,733
 Time Warner, Inc.                               27,040          400,192

CONSUMER, CYCLICAL - 2.5%
 Staples, Inc.                                   13,190          313,263

CONSUMER, NON-CYCLICAL - 17.0%
 Altria Group, Inc.                              15,880          326,493
 Biogen Idec, Inc.*                               1,980          110,662
 Cigna Corp.                                      6,760          239,236
 Johnson & Johnson                                8,245          530,483
 Pfizer, Inc.                                    15,140          264,496
 Philip Morris International                      3,215          158,789
 Procter & Gamble Co.                             3,050          185,471
 Resmed, Inc.*                                    5,495          196,391
 Zimmer Holdings, Inc.*                           2,480          168,764

ENERGY - 11.9%
 BJ Services Co.                                 12,950          413,623
 Chesapeake Energy Corp.                          7,385          487,115
 ConocoPhillips                                   6,575          620,614

FINANCIAL - 10.7%
 ACE Ltd                                          3,245          178,767
 American International Group                     4,555          120,525
 Bank of America Corp.                            3,270           78,055
 Citigroup, Inc.                                  5,950           99,722
 Goldman Sachs Group                                745          130,301
 HCC Insurance Holdings, Inc.                     6,055          128,003
 JPMorgan Chase & Co.                             8,350          286,489
 SLM Corp.*                                       3,025           58,534
 Travelers Cos., Inc.                             2,665          115,661
 US Bancorp                                       5,835          162,738


[Right side column on page]

     Common Stock                                Shares/
 Short-Term Investments                        Principal       Value
-----------------------------------------------------------------------------
INDUSTRIAL - 14.0%
 Boeing Co.                                       6,075        $ 399,249
 General Dynamics Corp.                           3,540          298,068
 General Electric Co.                            10,930          291,722
 Joy Global, Inc.                                 1,705          129,290
 L-3 Communications Holdings                      2,895          263,069
 Norfolk Southern Corp.                           2,095          131,294
 Northrop Grumman Corp.                           4,020          268,938

TECHNOLOGY - 15.8%
 Check Point Software Tech.*                     14,680          347,476
 Computer Sciences Corp.*                         8,440          395,330
 EMC Corp.*                                      29,020          426,304
 Microsoft Corp.                                 11,805          324,756
 Nvidia Corp.*                                    8,840          165,485
 Oracle Corp.*                                   16,920          355,320
                                                            ----------------
TOTAL COMMON STOCK - 94.2%
 (Cost $12,349,521)                                           12,012,087

SHORT-TERM INVESTMENTS - 5.3%
 Fifth Third Inst. Money Market Fund           $ 677,592         677,592
                                                            ----------------
TOTAL INVESTMENTS IN SECURITIES - 99.5%
 (Cost $13,027,113)                                           12,689,679

OTHER ASSETS LESS LIABILITIES - 0.5%                              61,171
                                                            ================

TOTAL NET ASSETS - 100.0%                                   $ 12,750,850
                                                            ----------------


**Securities are non-income producing

                   See Notes to Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2008


                                                 EQUITY        BALANCED       RETIREMENT    CORE EQUITY
                                                 GROWTH FUND   FUND           INCOME FUND   FUND
                                               ----------------------------------------------------------
ASSETS
Investments in securities at value               $274,692,728   $430,190,369   $404,456,548  $12,689,679
 (Cost $249,105,611;$417,089,900;
 $420,149,503;$13,027,113, respectively)

Cash                                                   10,889         13,000        141,307       41,198

Receivables
 Dividends and interest                                73,910      1,880,853      5,717,993       13,553
 Securities sold                                    2,355,738      2,513,902      3,017,833            0
 Capital shares receivable                              1,766        110,009        297,206            0
 Securities lending income                             42,201         40,167          4,659            0
 Money market interest                                    334          7,950         11,279        2,018
 Prepaid expenses                                      14,727         24,009         25,941        6,155
                                                ----------------------------------------------------------
 Total assets                                     277,192,293    434,780,259    413,672,766   12,752,603

LIABILITIES
 Cash overdraft                                       489,042         27,759              0            0
 Accounts payable and accrued expenses                 16,966         28,005         25,537        1,753
 Securities purchased                               1,054,917        441,361      2,852,833            0
 Payable for return of collateral received         75,016,780     72,860,728      9,666,910            0
 Capital shares payable                               380,574         80,375         51,645            0
 Distributions payable                                      0         10,061         61,188            0
                                                ----------------------------------------------------------
 Total liabilities                                 76,958,279     73,448,289     12,658,113        1,753
                                                ----------------------------------------------------------
 Net assets                                      $200,234,014   $361,331,970   $401,014,653  $12,750,850
                                                ==========================================================

NET ASSETS
 Retail shares
  Net assets                                      200,079,814    361,159,144    396,462,211   12,511,386
  Number of shares outstanding                      8,680,748     21,954,924     44,066,355    1,308,333
  Net asset value                                $      23.05   $      16.45   $       9.00  $      9.56
                                               ==========================================================
 Institutional shares
  Net assets                                          154,200        172,826      4,552,442      239,464
  Number of shares outstanding                          6,673         10,505        506,168       25,000
  Net asset value                                $      23.11   $      16.45   $       8.99  $      9.58
                                               ==========================================================
 Net assets consist of
  Paid-in capital                                 165,969,153    344,034,542    441,547,129   13,080,139
  Accumulated undistributed net
   investment income (loss)                          (126,634)        20,400              0       24,377

  Accumulated undistributed net realized
   gain (loss) on investments                       8,804,378      4,176,559    (24,839,521)     (16,232)

  Net unrealized appreciation (depreciation)
   in value of investments                         25,587,117     13,100,469    (15,692,955)    (337,434)
                                               ----------------------------------------------------------
 Net assets                                      $200,234,014   $361,331,970   $401,014,653  $12,750,850
                                               ==========================================================


          See Notes to Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED JUNE 30, 2008

                                             EQUITY            BALANCED        RETIREMENT    CORE EQUITY
                                             GROWTH FUND       FUND            INCOME FUND   FUND
ASSETS                                       ----------------------------------------------------------
INVESTMENT INCOME
 Interest                                    $       8,862     $   3,454,593   $  13,328,876 $    16,359
 Dividends                                         675,836         2,277,024         137,496      74,505
 Securities lending income, net                    228,698           220,974          27,635           0
                                                ---------------------------------------------------------
 Total investment income                           913,396         5,952,591      13,494,007      90,864

EXPENSES
 Investment advisory fees                          709,895         1,312,868       1,016,218      41,286
 Distribution fees - Retail Class                  253,375           468,669         500,934      12,600
 Transfer agent and shareholder reporting costs     39,353            68,836          79,760       2,102
 Custodian fees                                     10,539            16,090          12,485       7,169
 Directors fees and expenses                         8,908            16,314          18,000         541
 Professional fees                                  12,415            23,458          22,872         693
 Registration and filing fees                        3,351             4,146           4,410       1,922
 Other operating expenses                            2,194             3,994           3,905         174
                                                ---------------------------------------------------------
 Total expenses                                  1,040,030         1,914,375       1,658,584      66,487
                                                ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      (126,634)        4,038,216      11,835,423      24,377

REALIZED GAIN (LOSS) ON INVESTMENTS
 Proceeds from securities sold                  39,442,113        89,679,480     123,854,916   3,333,659
 Cost of securities sold                       (30,777,684)      (85,516,610)   (131,113,687) (3,349,891)
                                                ---------------------------------------------------------
 Net realized gain (loss) on investments         8,664,429         4,162,870      (7,258,771)    (16,232)

UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Appreciation (depreciation),
  Beginning of year                             46,762,268        46,902,717      (2,273,832)          0
 Appreciation (depreciation), End of period     25,587,117        13,100,469     (15,692,955)   (337,434)
                                                ---------------------------------------------------------
 Net change in unrealized loss
  on investments                               (21,175,151)      (33,802,248)    (13,419,123)   (337,434)
                                                ---------------------------------------------------------
NET LOSS ON INVESTMENTS                        (12,510,722)      (29,639,378)    (20,677,894)   (353,666)
                                                ---------------------------------------------------------
NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                    $(12,637,356)     $(25,601,162)   $ (8,842,471) $ (329,289)
                                              ===========================================================


                See Notes to Financial Statements



ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                          EQUITY GROWTH FUND               BALANCED FUND
                                                      (Unaudited)                     (Unaudited)
                                                       Six months      Year            Six months      Year
                                                       ended           ended           ended           ended
                                                       June 30,        December 31,    June 30,        December 31,
                                                       2008            2007            2008            2007
                                                  --------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                    $    (126,634)       $    (215,222)  $    4,038,216  $    8,049,337
  Net realized gain on investments                    8,664,429           30,235,714        4,162,870      30,306,347
  Net change in unrealized loss on investments      (21,175,151)          (2,396,596)     (33,802,248)    (12,098,165)
                                                  --------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations                        (12,637,356)          27,623,896      (25,601,162)     26,257,519


 Distributions to Shareholders:
  Net investment income
   Retail shares                                              0                    0       (4,036,169)     (8,089,674)
   Institutional shares                                       0                    0           (2,047)         (2,858)
  Net realized gain on investments
    Retail shares                                             0          (29,946,591)               0     (30,194,635)
    Institutional shares                                      0              (15,934)               0         (14,311)
                                                  --------------------------------------------------------------------
   Total distributions to shareholders                        0          (29,962,525)      (4,038,216)    (38,301,478)

Share Transactions:
 Retail shares
  Net proceeds from sale of shares                    6,384,062           21,416,436       15,116,663      44,519,616
  Reinvestment of distributions                               0           29,755,964        3,976,329      37,938,997
  Cost of shares reacquired                         (16,981,331)         (35,717,954)     (30,950,955)    (65,422,603)
                                                  --------------------------------------------------------------------
  Net change                                        (10,597,269)          15,454,446      (11,857,963)     17,036,010
                                                  --------------------------------------------------------------------
Institutional shares
 Net proceeds from sale of shares                        42,200              115,284           10,000         192,682
 Reinvestment of distributions                                0               15,934               45               0
                                                  --------------------------------------------------------------------
 Net change                                              42,200              131,218           10,045         192,682
                                                  --------------------------------------------------------------------
 Net increase (decrease) derived
  from share transactions                           (10,555,069)          15,585,664      (11,847,918)     17,228,692

NET ASSETS
 Beginning of year                                  223,426,439          210,179,404      402,819,266     397,634,533
                                                  --------------------------------------------------------------------
 End of period                                     $200,234,014         $223,426,439     $361,331,970    $402,819,266
                                                  ====================================================================

NUMBER OF SHARES
 Retail shares
  Sold                                                  280,403              806,561          898,715       2,346,941
  Shares issued from reinvestment of distributions            0            1,211,069          236,888       2,099,505
  Reacquired                                           (736,285)          (1,332,405)      (1,832,187)     (3,434,264)
                                                  --------------------------------------------------------------------
  Net change                                           (455,882)             685,225         (696,584)      1,012,182
                                                  --------------------------------------------------------------------
 Institutional shares
  Sold                                                    1,807                4,218              585           9,917
  Shares issued from reinvestment of distributions            0                  648                3               0
                                                  --------------------------------------------------------------------
  Net change                                              1,807                4,866              588           9,917
                                                  --------------------------------------------------------------------
  Net increase (decrease) in shares outstanding        (454,075)             690,091         (695,996)      1,022,099

 Outstanding:
  Beginning of year                                   9,141,496            8,451,405       22,661,425      21,639,326
                                                  --------------------------------------------------------------------
  End of period                                       8,687,421            9,141,496       21,965,429      22,661,425
                                                  ====================================================================


                 See Notes to Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                             RETIREMENT INCOME FUND             CORE EQUITY FUND
                                                            (Unaudited)                         (Unaudited)
                                                             Six months      Year                Six months
                                                             ended           ended               ended
                                                             June 30,        December 31,        June 30,
                                                             2008            2007                2008
                                                        --------------------------------------  --------------------
INCREASE IN NET ASSETS
 Operations:
  Net investment income                                 $   11,835,423       $    22,841,372     $     24,377
  Net realized loss on investments                          (7,258,771)           (3,985,649)         (16,232)
  Net change in unrealized loss on investments             (13,419,123)           (5,148,120)        (337,434)
                                                        --------------------------------------  --------------------
  Net increase (decrease) in net assets
   resulting from operations                                (8,842,471)           13,707,603         (329,289)

 Distributions to Shareholders:
  Net investment income
   Retail shares                                           (11,661,105)          (23,045,181)               0
   Institutional shares                                       (174,318)              (72,240)               0
                                                        --------------------------------------  --------------------
  Total distributions to shareholders                      (11,835,423)          (23,117,421)               0


 Share Transactions:
  Retail shares
   Net proceeds from sale of shares                         24,752,497            49,345,936       13,077,224
   Reinvestment of distributions                            11,444,843            22,526,900                0
   Cost of shares reacquired                               (26,710,337)          (57,219,846)        (247,085)
                                                        --------------------------------------  --------------------
   Net change                                                9,487,003            14,652,990       12,830,139
                                                        --------------------------------------  --------------------
 Institutional shares
  Net proceeds from sale of shares                           4,393,027             3,743,891          250,000
  Reinvestment of distributions                                  2,021                   204                0
  Cost of shares reacquired                                 (3,038,845)             (213,606)               0
                                                        --------------------------------------  --------------------
  Net change                                                 1,356,203             3,530,489          250,000
                                                        --------------------------------------  --------------------
  Net increase derived from share transactions              10,843,206            18,183,479       13,080,139

 NET ASSETS
  Beginning of year                                        410,849,341           402,075,680                0
                                                        --------------------------------------  --------------------
  End of period                                         $  401,014,653       $   410,849,341     $ 12,750,850
                                                        ======================================  ====================

NUMBER OF SHARES
 Retail shares
  Sold                                                       2,676,013             5,141,731        1,333,092
  Shares issued from reinvestment of distributions           1,241,690             2,353,234                0
  Reacquired                                                (2,897,085)           (5,969,143)         (24,759)
                                                        --------------------------------------  --------------------
  Net change                                                 1,020,618             1,525,822        1,308,333
                                                        --------------------------------------  --------------------

 Institutional shares
  Sold                                                         466,911               393,632           25,000
  Shares issued from reinvestment of distributions                 224                    22                0
  Reacquired                                                  (332,113)              (22,509)               0
                                                        ---------------------------------------  -------------------
  Net change                                                   135,022               371,145           25,000
                                                        ---------------------------------------  -------------------
Net increase in shares outstanding                           1,155,640             1,896,967        1,333,333

 Outstanding:
  Beginning of year                                         43,416,883            41,519,916                0
                                                        ---------------------------------------  -------------------
  End of period                                             44,572,523            43,416,883        1,333,333
                                                        =======================================  ===================

                          See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

Note 1. ORGANIZATION OF THE COMPANY
Advance Capital I, Inc. (the "COMPANY") is a Maryland Corporation organized on March 6, 1987 that commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Balanced Fund, Retirement Income Fund and the Core Equity Fund (collectively the "Funds").

The Funds offer Retail Class shares and Institutional Class shares, each of which has equal rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. The two share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Under the Funds' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Note 2. ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the COMPANY.

SECURITY VALUATION
Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

FAIR VALUE MEASUREMENT
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements
("FAS 157"). This standard established the definition of fair value, sets out a framework for measuring fair value and expands disclosure about fair value measurements. FAS 157 is effective for the Fund's fiscal year beginning January 1, 2008.

The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

                                Equity          Balanced      Retirement      Core
Valuation Inputs                Growth Fund     Fund          Income Fund     Equity Fund
--------------------------------------------------------------------------------------------
Level 1 -    Quoted Prices      $199,675,948    $248,804,410  $  3,791,510    $12,689,679
Level 2 -    Other Significant
             Observable Inputs    75,016,780     181,385,959   400,665,038              0
Level 3 -    Significant
             Unobservable Inputs           0               0             0              0
--------------------------------------------------------------------------------------------
Total Market Value
of Investments                  $274,692,728    $430,190,369  $404,456,548    $12,689,679
--------------------------------------------------------------------------------------------


ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES
Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific fees and expenses are charged directly to the respective share class.

Federal Income Taxes
It is each Fund's policy to meet the requirements to qualify each year as a registered investment company under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. Capital losses are available to offset future capital gains, if any.

Effective June 29, 2007, the COMPANY adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes
("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.
FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense.

The implementation of FIN No. 48 included a review of tax positions taken from January 1, 2004 through December 31, 2007 at the federal level. While the statute of limitations remains open to examine the COMPANY's U.S. tax returns filed for the past four fiscal years, no examinations are in progress or anticipated at this time.

As of June 30, 2008, management of the COMPANY has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS
Income dividends in the Balanced Fund and Retirement Income Fund are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund and Core Equity Fund, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

OTHER
Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

Note 3. SECURITIES LENDING
The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Directors. Each fund will limit its securities lending activity to 33 1/3% of its total assets. Credit Suisse, New York Branch, serves as the lending manager for the Funds pursuant to a Securities Lending Management Agreement (the "Lending Agreement"), for which they receive a fee. Credit Suisse's fee is computed monthly in arrears and is based on 30% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Directors, net of rebates paid by Credit Suisse to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six month period ended June 30, 2008 Credit Suisse received $208,325 in total from the Funds for its services as lending manager. Under guidelines established by the Board of Directors, the Funds must maintain loan collateral with Credit Suisse at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest of debt securities. Credit Suisse may invest the collateral in a variety of highly rated, short-term instruments such as U.S. Treasury bills, mortgages, corporate bonds and agency securities. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Funds or the borrower at any time. The following Funds loaned securities and received cash collateral with the following values as of June 30, 2008:


                                                                                 Income Received
                             Value                           Average Loan        by Credit Suisse
                             of Loaned       Value           Outstanding         from Securities
                             Securities      of Collateral   During the Period   Lending
                             ------------------------------------------------------------------------
Equity Growth Fund           $ 72,968,551    $ 75,016,780    $ 85,086,672        $   99,456
Balanced Fund (Fixed Income)      891,150         936,000         987,996             1,154
Balanced Fund (Common Stock)   69,899,494      71,924,728      81,007,758            95,789
Retirement Income Fund          9,468,403       9,666,910      10,170,863            11,926


The cash collateral received by the Funds at June 30, 2008, was pooled and invested in the following:


Security Type            Security Name                    Value        Rate     Maturity Date
-----------------------------------------------------------------------------------------------
Asset Backed Security    Bear Stearns                      4,008,601    2.67%    4/25/2022
Asset Backed Security    Countrywide Financial             3,574,345    2.62%   11/15/2019
Asset Backed Security    Countrywide Financial             3,041,637    2.62%   10/15/2019
Asset Backed Security    Wachovia Bank                     6,824,245    2.62%   12/25/2011
Certificate of Deposit   Deutsche Bank NY                  9,000,000    2.83%    8/21/2009
Floating Rate Note       American International Group      2,498,936    2.52%    6/16/2009
Floating Rate Note       Bear Stearns Co., Inc.            8,998,573    3.18%    2/23/2010
Floating Rate Note       CAM US Finance SA                 5,600,798    3.02%     2/1/2010
Floating Rate Note       Calyon NY                         9,984,471    2.68%    2/22/2010
Floating Rate Note       CIT Group, Inc.                   8,998,487    2.91%    3/12/2010
Floating Rate Note       Citigroup Global Markets         10,002,558    2.99%    11/2/2009
Floating Rate Note       General Electric Capital Corp.    9,991,224    2.78%    5/10/2010
Floating Rate Note       Goldman Sachs Group, Inc.         9,000,584    2.80%   11/16/2009
Floating Rate Note       HSBC Finance Corp.                1,904,407    3.00%   11/16/2009
Floating Rate Note       Lehman Brothers Holdings         10,000,000    2.78%    5/25/2010
Floating Rate Note       Merrill Lynch & Co.               5,001,582    5.77%    8/14/2009
Floating Rate Note       Morgan Stanley                   10,000,000    2.87%     5/7/2010
Floating Rate Note       SLM Corp.                         3,399,644    3.06%    7/27/2009
Floating Rate Note       Washington Mutual Bank            7,997,427    2.87%    11/6/2009
Commercial Paper         KKR Atlantic                      3,737,013    2.83%    3/25/2009
Repurchase Agreement     Barclays Capital Markets          3,853,000    2.50%     7/1/2008
Repurchase Agreement     Deutsche Bank Securities, Inc.   20,000,000    2.50%     7/1/2008


                                     -39-

Note 4. TRANSACTIONS WITH AFFILIATES
Advance Capital Management, Inc. ("MANAGEMENT") (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY's investment adviser. T. Rowe Price Associates, Inc. ("TRPA") serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Seizert Capital Partners, LLC ("Seizert"), serves as the sub-adviser for the Core Equity Fund. Advance Capital Services, Inc. ("SERVICES") (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY's shares. Advance Capital Group, Inc. ("GROUP") is the COMPANY's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the fees paid by the COMPANY are as follows: The Equity Growth Fund pays a fee on an annual basis equal to 0.70% of the average daily net assets for the first $500 million and 0.65% of the average daily net assets exceeding $500 million. The Balanced Fund pays a fee on an annual basis equal to 0.70% of the average daily net assets for the first $500 million and 0.65% of the average daily net assets exceeding $500 million. The Core Equity Fund pays a fee on an annual basis equal to 0.80% of the average daily net assets. The Retirement Income Fund pays a fee on an annual basis equal to 0.50% of the average daily net assets for the first $500 million and 0.45% of the average daily net assets exceeding $500 million. For its services, TRPA is paid a fee by MANAGEMENT on an annual basis equal to 0.20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and 0.15% of the average daily net assets exceeding $100 million. For its services, Seizert is paid a fee by MANAGEMENT on an annual basis equal to 0.40% of the average daily net assets of the Core Equity Fund. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will compensate SERVICES for expenses incurred in connection with the distribution of Retail Class shares of the Equity Growth Fund, Balanced Fund, Retirement Income Fund and the Core Equity Fund, at 0.25% of each fund's average daily net assets.

The COMPANY was charged investment advisory fees of $3,080,267 by MANAGEMENT for the six months ended June 30, 2008. The COMPANY was charged distribution fees of $1,235,578 by SERVICES for Retail Class shares for the six months ended June 30, 2008.

Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Director's fees are only paid to independent directors and consist of a $15,750 annual retainer. The Chairman of the Board receives an additional 50% in compensation.


Note 5. INVESTMENT PORTFOLIO TRANSACTIONS
The cost of purchases and proceeds from sales of investments, other than short-term obligations and U.S. Government securities, for the six months ended June 30, 2008 were as follows:


                  Equity                        Retirement     Core
                  Growth Fund   Balanced Fund   Income Fund    Equity Fund
                 ----------------------------------------------------------
Purchases         $28,433,892     $78,326,015  $135,892,002    $15,699,412
Sales              39,442,080      89,662,677   119,996,791      3,333,659

The cost of purchases and proceeds from sales of U.S. Government securities excluded above were as follows:


                  Equity                        Retirement     Core
                  Growth Fund   Balanced Fund   Income Fund    Equity Fund
                 ----------------------------------------------------------
Purchases            None             None       $3,939,375        None
Sales                None             None        3,858,125        None

At June 30, 2008, the gross unrealized net appreciation and depreciation of securities for financial reporting purposes consisted of the following:


                  Equity                        Retirement     Core
                  Growth Fund   Balanced Fund   Income Fund    Equity Fund
                 ----------------------------------------------------------
Unrealized
 Appreciation     $44,624,899     $43,742,987    $3,220,906     $663,065

Unrealized
 Depreciation     (19,037,782)    (30,642,518)  (18,913,861)  (1,000,499)
                 ----------------------------------------------------------
Net Unrealized
 Appreciation/
 (Depreciation)*  $25,587,117     $13,100,469  ($15,692,955)   ($337,434)

*The differences between book basis and tax basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales.


Note 6. AUTHORIZED SHARES
The COMPANY has one billion authorized shares of common stock, par value of $.001 per share. Each of the COMPANY's three portfolios has 150 million shares authorized for Retail Class shares and 100 million shares authorized for Institutional Class shares.

ADDITIONAL INFORMATION (UNAUDITED)


RESULTS OF ANNUAL SHAREHOLDER VOTE
An Annual Meeting of Shareholders of the COMPANY was held at the Sheraton Detroit Novi, 21111 Haggerty Road, Novi, Michigan, on August 1, 2008 for the following purposes:

1. To elect five Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected annd qualified.

           Directors Elected at Meeting           Votes For
           ----------------------------         ------------
           Joseph A. Ahern                       39,108,814
           Susan Burns                           38,987,087
           Robert J. Cappelli                    39,244,383
           Dennis D. Johnson                     39,062,179
           Janice Loichle                        39,128,101
           Thomas L. Saeli                       39,153,598

2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the COMPANY for the fiscal year ending December 31, 2008.

             Votes For:        39,290,277
             Votes Against:       129,068
             Votes to Abstain:    627,754


MANAGEMENT OF THE FUND
Advance Capital I, Inc. is managed by a Board of Directors. The Directors are responsible for managing the company's business affairs and for exercising all the company's powers except those reserved for the shareholders. Officers and Directors of the COMPANY, their addresses, and principal occupations during the last five years, are as follows:


                                                                                                 Number of    Other
                             Position(s) &      Year       Principal Occupations                 Portfolios   Directorships
Name and Address             Office(s)          Elected*   During Past 5 Years                   Overseen     Held **
-----------------------------------------------------------------------------------------------------------------------------
"INTERESTED" DIRECTORS ***
-----------------------------------------------------------------------------------------------------------------------------
Robert J. Cappelli           President,         2004       President and Treasurer, Advance        4          None
One Towne Square             Treasuer and                  Capital I, Inc.; Vice President &
Suite 444                    Directos                      Treasurer, Advance Capital Services,
Southfield, MI 48076                                       Inc.
Age 56
-----------------------------------------------------------------------------------------------------------------------------
"NOT-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------
Joseph A. Ahern              Director           1995       Attorney; President and                 4          None
One Towne Square                                           Shareholder; Stark, Regan, P.C.
Suite 444                    Independent
Southfield, MI 48076         Chairman           2005
Age 50
-----------------------------------------------------------------------------------------------------------------------------
Susan E. Burns               Director           2008       President, St. John Health              4         None
One Towne Square                                           Foundation since July 2008;
Suite 444                                                  President, Wayne State University
Southfield, MI 48076                                       Foundation and Vice President,
Age 46                                                     Development and Alumni Affairs
                                                           from prior to 2003 until July 2008
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of    Other
                             Position(s) &      Year       Principal Occupations                 Portfolios   Directorships
Name and Address             Office(s)          Elected*   During Past 5 Years                   Overseen     Held **
-----------------------------------------------------------------------------------------------------------------------------
Dennis D. Johnson            Director           2000       Retired; former Chief Operating           4        None
One Towne Square                                           Officer, Belgacom (Ameritech
Suite 444                                                  International); Management
Southfield, MI 48076                                       Consultant; Vice-President - Human
Age 69                                                     Resources, Ameritech Network
                                                           Services
-----------------------------------------------------------------------------------------------------------------------------
Janice E. Loichle            Director           2001       Retired; former Vice President,           4       None
One Towne Square                                           Chief Integration Officer and Chief
Suite 444                                                  of Local Exchange Operations, XO
Southfield, MI 48076                                       Communications, Inc. (formerly
Age 60                                                     NEXTLINK Communications);
                                                           President, NEXTLINK Solutions
                                                           (Telecommunications)
-----------------------------------------------------------------------------------------------------------------------------
Thomas L. Saeli              Director           2000       Chief Executive Officer, Noble            4       Noble
One Towne Square                                           International, Ltd. (since March                  International,
Suite 444                                                  2006); Vice-President - Corporate                 Ltd.
Southfield, MI 48076                                       Developement, Lear Corporation
Age 51                                                     (Automotive Suppliers)(from prior
                                                           to 2000 until March 2006)
-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
Christopher M. Kostiz        Vice President     2003       Vice President, Advance Capital           4       None
One Towne Square                                           I, Inc.; President, Advance Capital
Suite 444                                                  Management, Inc.; Senior Portfolio
Southfield, MI 48076                                       Manager, Advance Capital
Age 40                                                     Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Kathy J. Harkleroad          Vice President     1996       Vice President, CCO and Secretary,        4       None
One Towne Square             Chief Compliance              Advance Capital I, Inc. and Advance
Suite 444                    Officer and                   Captial Group, Inc.; Marketing
Southfield, MI 48076         Secretary                     Director, Advance Capital Services,
Age 55                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------
Julie A. Katynski            Vice President     2003       Vice President & Assistant                4       None
One Towne Square             and Assistant                 Secretary, Advance Capital I, Inc.;
Suite 444                    Secretary                     Vice President - Finance, Advance
Southfield, MI 48076                                       Capital Group, Inc.; Controller
Age 42                                                     Advance Capital Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------


*There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors in the year in which they reach the age of 70.

**This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.

***Officers of the Funds are "interested persons" as defined in the Investment Company Act of 1940.

EXPENSE EXAMPLES:
As a shareholder of the Advance Capital I, Inc. Funds, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Advance Capital I, Inc. Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


                           Beginning         Ending           Expense Paid         Expense Ratio
                           Account Value     Account Value    During Period*       During Period
                           1/1/08            6/30/08          1/1/08 - 6/30/08     1/1/08 - 6/30/08
----------------------------------------------------------------------------------------------------------
Equity Growth Fund
 Retail shares             $1,000.00         $ 943.10         $  4.93              1.02%
 Institutional shares       1,000.00           944.40            3.72              0.77%
----------------------------------------------------------------------------------------------------------
Balanced Fund
 Retail shares             $1,000.00         $ 935.20         $  4.91              1.02%
 Institutional shares       1,000.00           936.40            3.71              0.77%
----------------------------------------------------------------------------------------------------------
Retirement Income Fund
 Retail shares             $1,000.00         $ 979.30         $  3.99              0.81%
 Institutional shares       1,000.00           979.40            2.81              0.57%
----------------------------------------------------------------------------------------------------------
Core Equity Fund
 Retail shares             $1,000.00         $ 956.00         $  6.13              1.26%
 Institutional shares       1,000.00           958.00            5.06              1.04%


*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below provides information about the hypothetical values and hypothetical expenses based on each Advance Capital I, Inc. Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                           Beginning         Ending           Expense Paid         Expense Ratio
                           Account Value     Account Value    During Period*       During Period
                           1/1/08            6/30/08          1/1/08 - 6/30/08     1/1/08 - 6/30/08
----------------------------------------------------------------------------------------------------------
Equity Growth
 Retail shares             $1,000.00         $1,019.79        $    5.12             1.02%
 Institutional shares       1,000.00          1,021.03             3.87             0.77%
----------------------------------------------------------------------------------------------------------
Balanced Fund
 Retail shares             $1,000.00         $1,019.79        $    5.12             1.02%
 Institutional shares       1,000.00          1,021.03             3.87             0.77%
----------------------------------------------------------------------------------------------------------
Retirement Income Fund
 Retail shares             $1,000.00         $1,019.79        $    4.07             0.81%
 Institutional shares       1,000.00          1,021.03             2.86             0.57%
----------------------------------------------------------------------------------------------------------
Core Equity Fund
 Retail shares             $1,000.00         $1,019.79        $    6.33             1.26%
 Institutional shares       1,000.00          1,021.03             5.23             1.04%


*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

PROXY VOTING
The policies and procedures that Advance Capital I, Inc. uses to determine how to vote proxies relating to portfolio securities is available on the SEC's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2008 is available at (1) without charge, upon request, by calling (800) 345-4783, and
(2) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Advance Capital I, Inc. Funds file with the SEC a complete schedule of its portfolio holdings as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) This information is also available without charge , upon request, by calling (800) 345-4783.

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ADVANCE CAPITAL I, INC.                       SEMI-ANNUAL REPORT
                                                   June 30, 2008

                         ADVANCE CAPITAL I LOGO


Investment Advisor:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076


Sub-Advisors:
(Equity Growth and Balanced Funds)
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

(Core Equity Fund)
Seizert Capital Partners, LLC
185 West Oakland
Birmingham, MI 48009


Distributor:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037


Administrator and Transfer Agent:                     AN INVESTMENT COMPANY
Advance Capital Group, Inc.                                 WITH FOUR FUNDS
P.O. Box 3144
Southfield, Michigan 48037                               EQUITY GROWTH FUND
                                                               BALANCE FUND
                                                     RETIREMENT INCOME FUND
Custodian:                                                 CORE EQUITY FUND
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263


Officers:
Robert J. Cappelli, President & Treasurer
Christopher M. Kostiz, Vice President
Kathy J. Harkleroad, Vice President,
Chief Compliance Officer & Secretary
Julie A. Katynski, Vice President & Assistant Secretary


Board of Directors:
Joseph A. Ahern
Susan E. Burns
Robert J. Cappelli
Dennis D. Johnson
Janice E. Loichle
Thomas L. Saeli

Item 2.  Code of Ethics.

Not applicable for the semi-annual report.


Item 3.  Audit Committee Financial Expert.

Not applicable for the semi-annual report.


Item 4.  Principal Accountant Fees and Services.

Not applicable for the semi-annual report.


Item 5.  Audit Committee of Listed Registrant.

Not applicable because registrant's shares are not listed for trading on a national securities exchange.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item I of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for open-end investment companies.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for open-end investment companies.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable for open-end investment companies.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures
(as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
(17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not Applicable.
(a)(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(3) Not applicable.
(b)    Certification  pursuant to Rule 30a-2(b) under the 1940 Act and
       Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVANCE CAPITAL I, INC.

By: /S/ ROBERT J. CAPPELLI
        Robert J. Cappelli, President & Treasurer

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ ROBERT J. CAPPELLI
        Robert J. Cappelli, President & Treasurer

Date: August 22, 2008


By: /S/ CHRISTOPHER M. KOSTIZ
        Christopher M. Kostiz, Vice President

Date: August 22, 2008

EXHIBIT INDEX

Exhibit No.	Description

(a)(1)	Not Applicable.
(a)(2)	Certifications  pursuant to Section 302 of the
        Sarbanes-Oxley Act of 2002.
(b)     Certification  pursuant to Section 906 of the Sarbanes-Oxley
        Act of 2002.